U.S. SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
         Pre-Effective Amendment No.

         Post-Effective Amendment No.       2

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X ]

         Amendment No.                      3

                        (Check appropriate box or boxes)

                                  THE RAM FUNDS
               (Exact Name of Registrant as Specified in Charter)

                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (513) 587-3400

                                  Tina H. Bloom
                           Ultimus Fund Solutions, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
/ /   immediately upon filing pursuant to paragraph (b)
/ /   on (date) pursuant to paragraph (b)

/X/   60 days after filing pursuant to paragraph (a) (1)

/ /   on (date) pursuant to paragraph (a) (1)
/ /   75 days after filing pursuant to paragraph (a) (2)
/ /   on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                           PROSPECTUS

                                                           _______________, 2009


                                    R A M
                                    -----
                                    F U N D S


================================================================================


                           THE RAM SMALL/MID CAP FUND
                                     (SMBOX)

                             THE RAM SMALL CAP FUND
                                     (SCBOX)

                                 CLASS A SHARES


This Prospectus has information about the Funds that you should know before you invest. You should read it carefully and keep it with your investment records.

   The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


================================================================================

PROSPECTUS                                                     ___________, 2009


THE RAM FUNDS
THE RAM SMALL/MID CAP FUND
THE RAM SMALL CAP FUND

--------------------------------------------------------------------------------

The RAM Small/Mid Cap Fund and the RAM Small Cap Fund (individually, a "Fund," and collectively, the "Funds") are each a series of The RAM Funds. Each Fund is managed by Riazzi Asset Management, LLC (the "Adviser") and has its own investment objective and strategies. Each Fund offers three classes of shares, Class A, Class C and Class I shares. Class A shares are offered in this Prospectus. Class C and Class I shares are offered in a separate prospectus. As of the date of this Prospectus, the Funds' Class C and Class I shares have not commenced operations.

TABLE OF CONTENTS

================================================================================

Risk/Return Summary.........................................................   3
Fees and Expenses...........................................................   6
Other Investment Strategies and Risks.......................................   7
Fund Management.............................................................   7
Choosing a Share Class......................................................  11
Distribution Plan...........................................................  14
How the Funds Value Their Shares............................................  15
How to Buy Shares...........................................................  15
How to Redeem Shares........................................................  20
Dividends, Distributions and Taxes..........................................  22
Customer Privacy Policy.....................................................  23
For Additional Information..........................................  back cover

================================================================================

              For information or assistance in opening an account,
                     please call toll-free 1-888-884-8099.

RISK/RETURN SUMMARY
================================================================================

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Each Fund seeks to achieve long-term capital appreciation; current income is a secondary consideration.

The Board of Trustees has reserved the right to change each Fund's investment objectives without shareholder approval. If such a change is made, shareholders will be provided with at least 60 days advance written notice of the change.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

      RAM SMALL/MID CAP FUND

Under normal circumstances, the RAM Small/Mid Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of common stocks of small and mid cap companies. The Adviser defines small and mid-cap companies as companies with market capitalizations between $100 million and $8 billion at the time of purchase. The Adviser seeks to uncover industries and business models that it believes to be priced at a discount to their true value because they are currently out of favor with the market or they are misunderstood or underestimated by Wall Street. The Adviser generally seeks to purchase small and mid cap securities believed to have favorable valuation characteristics and opportunities for increased growth as described below.

      o VALUATION - Low price/earnings, price/book and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of forecasted levels of profitability.

      o BALANCE SHEET STRENGTH - Above average projected net margins, returns on equity, returns on assets, free cash flow generation, and revenue and earnings growth rates. Trends in balance sheet items, including inventories, account receivables, and payables, are scrutinized as well.

      o PRODUCT OFFERING/MARKET POSITION - The company offers a valuable product or service and has a good market position within a viable industry.

      o ACCOUNTING POLICIES AND MANAGEMENT - The company possesses sound financial and accounting policies. The company has a high quality management team with a track record of success.

The Adviser will sell a security in the Fund's portfolio under one or more of the following circumstances:

      o When the security's expected appreciation has been reached or is no longer probable;
      o If the Adviser identifies alternative securities that are more attractive; or
      o If the security's valuation relative to its peer group is no longer attractive.

      RAM SMALL CAP FUND

Under normal circumstances, the RAM Small Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of common stocks of small cap companies. The Adviser defines small cap companies as companies with market capitalizations between $100 million and $2.5 billion at the time of purchase. The Adviser seeks to uncover industries and business models that it believes to be priced at a discount to their true value because they are currently out of favor with the market or they are misunderstood or underestimated by Wall Street. The Adviser generally seeks to purchase small cap securities believed to have favorable valuation characteristics and opportunities for increased growth as described below.

      o VALUATION - Low price/earnings, price/book and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of forecasted levels of profitability.

      o BALANCE SHEET STRENGTH - Above average projected net margins, returns on equity, returns on assets, free cash flow generation, and revenue and earnings growth rates. Trends in balance sheet items including inventories, account receivables, and payables are scrutinized as well.

      o PRODUCT OFFERING/MARKET POSITION - The company offers a valuable product or service and has a good market position within a viable industry.

      o ACCOUNTING POLICIES AND MANAGEMENT - The company possesses sound financial and accounting policies. The company has a high quality management team with a track record of success.

The Adviser will sell a security in the Fund's portfolio under one or more of the following circumstances:

      o When the security's expected appreciation has been reached or is no longer probable;
      o If the Adviser identifies alternative securities that are more attractive; or
      o If the security's valuation relative to its peer group is no longer attractive.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

STOCK MARKET RISK
The return on and value of an investment in the Funds will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock's value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company's share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. At times, the stock markets can be volatile and stock prices can change drastically.

MID CAP COMPANY RISK
Investing in mid cap companies involves greater risk than is customarily associated with larger, more established companies. Mid cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of mid cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies. In addition, in many instances, the securities of mid cap companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of mid cap companies may be subject to greater price fluctuations. Mid cap companies also may not be widely followed by investors, which can lower the demand for their stock.

SMALL CAP COMPANY RISK
The risks described above with respect to investing in mid cap companies are more pronounced for securities of companies with smaller market capitalizations. Investing in small cap companies involves greater risk than is customarily associated with mid cap or larger, more established companies. Small cap companies may have a shorter period of operations and may not be able to raise additional capital as effectively as medium and larger sized companies. Small cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than mid cap or larger companies. Due to these and other factors, stocks of small cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile. In addition, in many instances, the securities of small cap companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small cap companies may be subject to greater price fluctuations. Small cap companies also may not be widely followed by investors, which can lower the demand for their stock.

INVESTMENT STYLE AND MANAGEMENT RISK
The Funds' method of security selection may not be successful and the Funds may underperform relative to other mutual funds that employ similar investment strategies. The Funds' value style may go out of favor with investors, negatively impacting the Funds' performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

OTHER PRINCIPAL RISKS

      o     YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS.
      o An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
      o The Funds may not be appropriate for use as a complete investment program.
      o There is no guarantee that the Funds will achieve their investment objective.

WHAT HAS BEEN THE FUNDS' PERFORMANCE HISTORY?

The Funds are new and therefore do not have a performance history for a full calendar year to report.

FEES AND EXPENSES
================================================================================

This table describes the fees and expenses that you will pay if you buy and hold Class A shares of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)

   Maximum Sales Charge (Load) Imposed on Purchases                  4.00%
   Contingent Deferred Sales Charge (Load)                           None
   Sales Charge (Load) Imposed on Reinvested Dividends               None
   Redemption Fee (as a percentage of the amount redeemed)           None(1)
   Exchange Fee                                                      None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                            RAM           RAM
                                                            ---           ---
                                                         SMALL/MID       SMALL
                                                         ---------       -----
                                                          CAP FUND      CAP FUND
                                                          --------      --------
   Management Fees                                         0.85%          0.85%
   Distribution (12b-1) Fees                               0.25%          0.25%
   Other Expenses (2)                                      2.26%          2.26%
   Acquired Fund Fees and Expenses (3)                     0.02%          0.02%
                                                          ------         ------
   Total Annual Fund Operating Expenses                    3.38%          3.38%
   Less: Fee Reductions and Expense Reimbursements(4)      2.06%          2.06%
                                                          ------         ------
   Net Annual Fund Operating Expenses                      1.32%          1.32%
                                                          ======         ======

(1) A fee of $15 may be charged by the Funds' custodian in the case of redemptions paid by wire transfer. This fee is subject to change upon 30 days written notice to shareholders.

(2)   Other Expenses are based on estimated amounts for the current fiscal year.

(3) Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by a Fund as a result of its investments in investment companies and other pooled investment vehicles and are based on estimated amounts for the current fiscal year.

(4) The Adviser has contractually agreed, for a period of 3 years from the beginning of each Fund's operations, to reduce its management fees and to absorb the Fund's operating expenses to the extent necessary to limit Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to an amount not exceeding 1.30% of the average daily net assets of each Fund's Class A shares. Management fee reductions and expenses absorbed by the Adviser are subject to repayment by the Funds for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to exceed the foregoing expense limitations. Annual Fund Operating Expenses include all Fund expenses except brokerage costs, taxes, interest, costs to organize the Fund and extraordinary expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in Class A shares of the Funds with the cost of investing in other mutual funds. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 Year          3 Years
                                               ------          -------
RAM Small/Mid Cap Fund                         $ 677           $ 945
RAM Small Cap Fund                             $ 677           $ 945

OTHER INVESTMENT STRATEGIES AND RISKS
================================================================================

IN ADDITION TO THE PRINCIPAL STRATEGIES DESCRIBED HEREIN, THE FUNDS MAY INVEST, TO A LESSER EXTENT, IN OTHER TYPES OF SECURITIES WHOSE RISKS ARE DESCRIBED BELOW.

FOREIGN SECURITIES
Each Fund may invest up to 15% of its total assets in foreign issuers that trade on U.S. stock exchanges or in the form of American Depositary Receipts ("ADRs"). ADRs are securities that are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, and nationalization of companies or industries. In addition, the dividends payable on certain of the Funds' foreign securities may be subject to foreign withholding taxes.

EXCHANGE TRADED FUNDS ("ETFS")
Each Fund may invest in ETFs. ETFs typically hold a portfolio of securities designed to track the performance of a particular index. ETFs are subject to the risk that the market price of an ETF's shares may trade at a discount to its net asset value, or that an active trading market for an ETF's shares may not be developed or maintained. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. To the extent that a Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF's advisory fees and operational expenses.

MONEY MARKET INSTRUMENTS AND TEMPORARY DEFENSIVE POSITIONS
Each Fund will typically hold a portion of its assets in money market instruments, including cash, cash equivalent securities, short-term debt securities, repurchase agreements and money market mutual fund shares ("Money Market Instruments"). The Funds will invest in Money Market Instruments to maintain liquidity or pending the selection of investments. From time to time, each Fund also may take temporary defensive positions in attempting to respond to adverse market, economic, political or other conditions, and in doing so, may invest up to 100% of its assets in Money Market Instruments. To the extent that a Fund invests in money market mutual funds, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such money market funds' advisory fees and operational expenses. As a result of taking a temporary defensive position, a Fund may not achieve its investment objective.

FUND MANAGEMENT
================================================================================

THE INVESTMENT ADVISER

Riazzi Asset Management, LLC (the "Adviser"), 2331 Far Hills Avenue, Suite 200, Dayton, Ohio 45419, serves as the investment adviser to the Funds. The Adviser provides each Fund with a continuous program of investing the Fund's assets and determining the composition of the Fund's portfolio. The Adviser was organized in 2007 by John C. Riazzi and also provides investment advisory services to individuals, banks, corporations, other registered investment companies and charitable organizations.

For its services, each Fund pays the Adviser a monthly investment advisory fee computed at the annual rate of 0.85% of the Fund's average daily net assets. The Adviser has agreed for a period of 3 years from the Funds' commencement of operations to reduce its investment advisory fees and to absorb Fund expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, interest, costs to organize the Funds, Acquired Fund Fees and Expenses and extraordinary expenses) to 1.30% of the average daily net assets of each Fund's Class A shares. Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are a Fund's obligation, are subject to repayment by such Fund, provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the foregoing expense limits, and provided further that the fees and expenses which are the subject of the repayment were incurred within 3 years of the repayment.

A discussion of the factors considered by the Board of Trustees in approving each Fund's investment advisory contract with the Adviser, including the Board's conclusions with respect thereto, will be included in the Funds' semiannual report for the period ending May 31, 2009.

PORTFOLIO MANAGER

Michelle E. Stevens, CFA, is the portfolio manager for each Fund and has managed the Funds since their inception. Ms. Stevens joined the Adviser in 2008 and is Principal and Chief Investment Officer of the Adviser. From 2001 until 2008, she was Principal, Portfolio Manager and Value Equity Chief Investment Officer at Transamerica Investment Management, LLC. Ms. Stevens was the lead portfolio manager of the Transamerica Small/Mid Cap Value Fund, the Transamerica Premier Institutional Small Cap Value Fund and the Transamerica Value Balanced Fund (Equity) and also managed institutional and retail separately managed accounts in the value equity discipline while at Transamerica. Prior to 2001, she was Vice President and Director of Small, Mid, and Flex Cap investing for Dean Investment Associates.

The Statement of Additional Information ("SAI") provides additional information about Ms. Stevens' compensation, other accounts managed by Ms. Stevens and her ownership of shares of the Funds.

PRIOR PERFORMANCE OF MICHELLE E. STEVENS

Prior to joining the Adviser, Ms. Stevens was the Chief Investment Officer for value equity at Transamerica Investment Management, LLC and was the lead portfolio manager of the Transamerica Small/Mid Cap Value Fund and the Transamerica Premier Institutional Small Cap Value Fund. During her tenure as lead portfolio manager, Ms. Stevens was solely responsible for the day-to-day management of the Transamerica Small/Mid Cap Value Fund and the Transamerica Premier Institutional Small Cap Value Fund and had full discretionary authority over the selection of their investments. The entire investment and research team that supported her in managing the Transamerica Small/Mid Cap Value Fund and the Transamerica Premier

Institutional Small Cap Value Fund is now employed by the Adviser and supports Ms. Stevens in managing the Funds. The Transamerica Small/Mid Cap Value Fund has investment objectives, policies and principal strategies substantially similar to the RAM Small/Mid Cap Fund. The Transamerica Premier Institutional Small Cap Value Fund has investment objectives, policies and principal strategies substantially similar to the RAM Small Cap Fund. From its inception on February 1, 2005 until January 26, 2006, the Transamerica Premier Institutional Small Cap Value Fund was named the Transamerica Premier Institutional Small/Mid Cap Value Fund and was permitted to invest a larger percentage of its assets in mid-cap companies (i.e., those with capitalizations between $2.5 billion and $8 billion) than the RAM Small Cap Fund. In managing the Transamerica Small/Mid Cap Value Fund and the Transamerica Premier Institutional Small Cap Value Fund, Ms. Stevens used a "value" style of investing that seeks to uncover industries and business models that are believed to be priced at a discount to their true value because they are currently out of favor with the market or they are misunderstood or underestimated by Wall Street. This is the same "value" style of investing that Ms. Stevens uses in managing the Funds.

RETURNS OF THE TRANSAMERICA SMALL/MID CAP VALUE FUND. A line graph depicting the change in value of a $10,000 investment in the Class A shares of the Transamerica Small/Mid Cap Value Fund and the average annual total returns of the Class A and Class I shares of the Transamerica Small/Mid Cap Value Fund during Ms. Stevens' tenure as portfolio manager, compared with the performance of the Russell 2500 Value Index, is set forth below. Historical performance is not indicative of future performance. The Transamerica Small/Mid Cap Value Fund is a separate fund and its historical performance is not indicative of the potential performance of the RAM Small/Mid Cap Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. This performance does not include the performance of private accounts managed by Ms. Stevens, but the exclusion of these accounts does not render the performance misleading.

               TRANSAMERICA SMALL/MID CAP VALUE FUND - CLASS A(1)

      Comparison of the Change in Value of a $10,000 Investment Made in the Transamerica Small/Mid Cap Value Fund - Class A Shares (With Load and No
                    Load) versus the Russell 2500 Value Index

                              [LINE GRAPH OMITTED]

TRANSAMERICA SMALL/MID       TRANSAMERICA SMALL/MID
  CAP VALUE - CLASS A         CAP VALUE - CLASS A              RUSSELL 2500
      (NO LOAD)                   (WITH LOAD)                  VALUE INDEX
---------------------        ---------------------        ----------------------
DATE          BALANCE        DATE          BALANCE        DATE          BALANCE
----          -------        ----          -------        ----          -------
2/29/2004     $10,000        2/29/2004     $ 9,450        2/29/2004     $10,000
3/31/2004       9,953        3/31/2004       9,406        3/31/2004      10,080
4/30/2004       9,786        4/30/2004       9,248        4/30/2004       9,552
5/31/2004       9,786        5/31/2004       9,248        5/31/2004       9,744
6/30/2004      10,209        6/30/2004       9,648        6/30/2004      10,131
7/31/2004       9,803        7/31/2004       9,264        7/31/2004       9,723
8/31/2004       9,752        8/31/2004       9,216        8/31/2004       9,846
9/30/2004      10,427        9/30/2004       9,853        9/30/2004      10,156
10/31/2004     10,391        10/31/2004      9,819        10/31/2004     10,340
11/30/2004     11,377        11/30/2004     10,752        11/30/2004     11,186
12/31/2004     11,637        12/31/2004     10,997        12/31/2004     11,542
1/31/2005      11,390        1/31/2005      10,763        1/31/2005      11,170
2/28/2005      11,913        2/28/2005      11,258        2/28/2005      11,450
3/31/2005      11,771        3/31/2005      11,124        3/31/2005      11,297
4/30/2005      10,978        4/30/2005      10,375        4/30/2005      10,874
5/31/2005      11,666        5/31/2005      11,025        5/31/2005      11,478
6/30/2005      12,010        6/30/2005      11,350        6/30/2005      11,898
7/31/2005      12,833        7/31/2005      12,127        7/31/2005      12,536
8/31/2005      12,960        8/31/2005      12,247        8/31/2005      12,308
9/30/2005      13,147        9/30/2005      12,424        9/30/2005      12,321
10/31/2005     12,512        10/31/2005     11,823        10/31/2005     11,958
11/30/2005     12,882        11/30/2005     12,173        11/30/2005     12,448
12/31/2005     12,969        12/31/2005     12,255        12/31/2005     12,435
1/31/2006      14,220        1/31/2006      13,438        1/31/2006      13,253
2/28/2006      13,907        2/28/2006      13,142        2/28/2006      13,271
3/31/2006      14,388        3/31/2006      13,597        3/31/2006      13,736
4/30/2006      14,573        4/30/2006      13,771        4/30/2006      13,791
5/31/2006      14,019        5/31/2006      13,248        5/31/2006      13,313
6/30/2006      14,051        6/30/2006      13,278        6/30/2006      13,389
7/31/2006      13,811        7/31/2006      13,051        7/31/2006      13,203
8/31/2006      13,979        8/31/2006      13,210        8/31/2006      13,554
9/30/2006      13,626        9/30/2006      12,877        9/30/2006      13,693
10/31/2006     14,260        10/31/2006     13,475        10/31/2006     14,334
11/30/2006     14,917        11/30/2006     14,097        11/30/2006     14,782
12/31/2006     14,811        12/31/2006     13,996        12/31/2006     14,944
1/31/2007      14,827        1/31/2007      14,012        1/31/2007      15,278
2/28/2007      14,876        2/28/2007      14,058        2/28/2007      15,242
3/31/2007      15,303        3/31/2007      14,462        3/31/2007      15,405
4/30/2007      16,330        4/30/2007      15,432        4/30/2007      15,727
5/31/2007      17,423        5/31/2007      16,465        5/31/2007      16,287
6/30/2007      17,275        6/30/2007      16,325        6/30/2007      15,854
7/31/2007      17,086        7/31/2007      16,146        7/31/2007      14,667
8/31/2007      17,554        8/31/2007      16,589        8/31/2007      14,742
9/30/2007      18,392        9/30/2007      17,381        9/30/2007      14,896
10/31/2007     19,534        10/31/2007     18,460        10/31/2007     14,998
11/30/2007     18,343        11/30/2007     17,334        11/30/2007     14,038
12/31/2007     18,145        12/31/2007     17,147        12/31/2007     13,858
1/31/2008      17,205        1/31/2008      16,259        1/31/2008      13,364
2/29/2008      17,317        2/29/2008      16,364        2/29/2008      12,880
3/31/2008      16,916        3/31/2008      15,986        3/31/2008      12,857
4/30/2008      17,884        4/30/2008      16,901        4/30/2008      13,451
5/31/2008      19,002        5/31/2008      17,957        5/31/2008      14,006
6/30/2008      18,974        6/30/2008      17,930        6/30/2008      12,698
7/31/2008      17,428        7/31/2008      16,470        7/31/2008      12,922
8/31/2008      17,289        8/31/2008      16,338        8/31/2008      13,444
9/30/2008      14,822        9/30/2008      14,006        9/30/2008      12,543

                       Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
TRANSAMERICA SMALL/MID CAP VALUE FUND
AVERAGE ANNUAL TOTAL RETURNS                                           SINCE
FOR THE PERIODS ENDED SEPTEMBER 30, 2008(1)   1 YEAR     3 YEARS    INCEPTION(2)
--------------------------------------------------------------------------------
TRANSAMERICA SMALL/MID CAP VALUE FUND
CLASS A SHARES(3) (WITH MAXIMUM SALES
CHARGE OF 5.50%)                             -23.85%       2.13%       7.63%
--------------------------------------------------------------------------------
TRANSAMERICA SMALL/MID CAP VALUE FUND
CLASS A SHARES(3) (NAV)                      -19.41%       4.08%       8.96%
--------------------------------------------------------------------------------
RUSSELL 2500 VALUE INDEX(4)                  -15.79%       0.60%       5.06%
--------------------------------------------------------------------------------
TRANSAMERICA SMALL/MID CAP VALUE FUND
CLASS I SHARES(5)                            -18.98%        n/a        6.24%
--------------------------------------------------------------------------------
RUSSELL 2500 VALUE INDEX(4)                  -15.79%       0.60%       0.98%
--------------------------------------------------------------------------------

(1) The returns shown reflect changes in share prices and reinvestment of dividends and distributions and are net of fund expenses; they do not reflect the deduction of taxes a shareholder would pay on fund distributions, if any, or the redemption of fund shares.

(2) Ms. Stevens managed the share classes of the Transamerica Small/Mid Cap Value Fund during the following dates: Class A shares (March 1, 2004 until September 30, 2008) and Class I shares (November 15, 2005 until September 30, 2008).

(3) The expense ratio of Class A shares of the Transamerica Small/Mid Cap Value Fund during the fiscal years ended October 31, 2004, 2005, 2006, 2007 and 2008 was 1.32%, 1.24%, 1.39%, 1.41% and 1.41%.

(4) The Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect any deductions for fees, expenses or taxes.

(5) The expense ratio of Class I shares of the Transamerica Small/Mid Cap Value Fund during the fiscal years ended October 31, 2006, 2007 and 2008 was 0.86%, 0.85% and 0.85%. The Class I shares of the Transamerica Small/Mid Cap Value Fund are not subject to any 12b-1 distribution fee or sales charge.

RETURNS OF THE TRANSAMERICA PREMIER INSTITUTIONAL SMALL CAP VALUE FUND. A line graph depicting the change in value of a $10,000 investment in the Transamerica Premier Institutional Small Cap Value Fund and the average annual total returns of the Transamerica Premier Institutional Small Cap Value Fund from its inception until Ms. Stevens' departure on September 30, 2008, compared with the performance of the Russell 2000 Value Index, is set forth below. Historical performance is not indicative of future performance. The Transamerica Premier Institutional Small Cap Value Fund is a separate fund and its historical performance is not indicative of the potential performance of the RAM Small Cap Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. This performance does not include the performance of private accounts managed by Ms. Stevens, but the exclusion of these accounts does not render the performance misleading.

           TRANSAMERICA PREMIER INSTITUTIONAL SMALL CAP VALUE FUND(1)

          Comparison of the Change in Value of a $10,000 Investment in
           the Transamerica Premier Institutional Small Cap Value Fund
                       versus the Russell 2000 Value Index

                              [LINE GRAPH OMITTED]

           TRANSAMERICA PREMIER
          INSTITUTIONAL SMALL CAP
                VALUE FUND                    RUSSELL 2000 VALUE INDEX
        ---------------------------          ---------------------------
        DATE                BALANCE          DATE                BALANCE
        ----                -------          ----                -------
        1/31/2005           $10,000          1/31/2005           $10,000
        2/28/2005            10,350          2/28/2005            10,199
        3/31/2005            10,220          3/31/2005             9,989
        4/30/2005             9,579          4/30/2005             9,473
        5/31/2005            10,140          5/31/2005            10,051
        6/30/2005            10,410          6/30/2005            10,496
        7/31/2005            11,121          7/31/2005            11,093
        8/31/2005            11,231          8/31/2005            10,838
        9/30/2005            11,391          9/30/2005            10,820
        10/31/2005           10,881          10/31/2005           10,548
        11/30/2005           11,241          11/30/2005           10,976
        12/31/2005           11,278          12/31/2005           10,892
        1/31/2006            12,466          1/31/2006            11,793
        2/28/2006            12,203          2/28/2006            11,792
        3/31/2006            12,645          3/31/2006            12,363
        4/30/2006            12,855          4/30/2006            12,396
        5/31/2006            12,308          5/31/2006            11,883
        6/30/2006            12,466          6/30/2006            12,029
        7/31/2006            12,182          7/31/2006            11,862
        8/31/2006            12,413          8/31/2006            12,217
        9/30/2006            12,340          9/30/2006            12,336
        10/31/2006           12,950          10/31/2006           12,964
        11/30/2006           13,286          11/30/2006           13,333
        12/31/2006           13,392          12/31/2006           13,450
        1/31/2007            13,315          1/31/2007            13,651
        2/28/2007            13,457          2/28/2007            13,483
        3/31/2007            14,011          3/31/2007            13,646
        4/30/2007            15,131          4/30/2007            13,788
        5/31/2007            16,142          5/31/2007            14,293
        6/30/2007            16,272          6/30/2007            13,960
        7/31/2007            16,131          7/31/2007            12,772
        8/31/2007            16,750          8/31/2007            13,028
        9/30/2007            17,739          9/30/2007            13,087
        10/31/2007           18,805          10/31/2007           13,229
        11/30/2007           17,935          11/30/2007           12,238
        12/31/2007           17,827          12/31/2007           12,135
        1/31/2008            16,981          1/31/2008            11,637
        2/29/2008            16,925          2/29/2008            11,174
        3/31/2008            16,778          3/31/2008            11,343
        4/30/2008            18,346          4/30/2008            11,701
        5/31/2008            19,270          5/31/2008            12,101
        6/30/2008            18,583          6/30/2008            10,940
        7/31/2008            18,019          7/31/2008            11,501
        8/31/2008            18,154          8/31/2008            12,048
        9/30/2008            15,978          9/30/2008            11,483

                       Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
TRANSAMERICA PREMIER INSTITUTIONAL
SMALL CAP VALUE FUND
AVERAGE ANNUAL TOTAL RETURNS                                            SINCE
FOR THE PERIODS ENDED SEPTEMBER 30, 2008(1)   1 YEAR      3 YEARS   INCEPTION(2)
--------------------------------------------------------------------------------
TRANSAMERICA PREMIER INSTITUTIONAL
SMALL CAP VALUE FUND(3)                       -9.93%      11.94%       13.62%
--------------------------------------------------------------------------------
RUSSELL 2000 VALUE INDEX(4)                  -12.25%       2.00%        3.85%
--------------------------------------------------------------------------------

(1) The returns shown reflect changes in share prices and reinvestment of dividends and distributions and are net of fund expenses; they do not reflect the deduction of taxes a shareholder would pay on fund distributions, if any, or the redemption of fund shares.

(2) Ms. Stevens managed the Transamerica Premier Institutional Small Cap Value Fund from its inception on February 1, 2005 until September 30, 2008.

(3) The expense ratio of the Transamerica Premier Institutional Small Cap Value Fund (after fee waivers and expense reimbursements by the investment adviser) during the fiscal years ended December 31, 2005, 2006 and 2007 was 0.85% (annualized), 0.85% and 0.85%. These expenses are lower than the estimated 1.32% expense ratio for Class A shares of the RAM Small Cap Value Fund. The use of the RAM Small Cap Value Fund's expense structure would have lowered the performance results achieved by the Transamerica Premier Institutional Small Cap Value Fund. The Transamerica Premier Institutional Small Cap Value Fund is not subject to any 12b-1 distribution fees or sales charge.

(4) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect any deductions for fees, expenses or taxes.

THE ADMINISTRATOR

Ultimus Fund Solutions, LLC ("Ultimus" or the "Transfer Agent"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Funds' administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include (i) providing office space, equipment and officers and clerical personnel to the Funds, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) administering custodial and other third party service provider contracts on behalf of the Funds.

THE DISTRIBUTOR

Ultimus Fund Distributors, LLC (the "Distributor") is the Funds' principal underwriter and serves as the exclusive agent for the distribution of the Funds' shares. The Distributor may sell the Funds' shares to or through qualified securities dealers or other approved entities.

The SAI has more detailed information about the Adviser and other service providers to the Funds.

CHOOSING A SHARE CLASS
================================================================================

Through this Prospectus, each Fund is offering Class A shares. Each Fund also offers Class C and Class I shares which are sold through separate prospectuses (each a "Class" and collectively the "Classes"). The three Classes represent interests in the same portfolio of investments and have the same rights, but differ primarily in sales charges, and expenses to which they are subject. Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Funds, but are subject to higher 12b-1 fees than Class A shares. Class I shares are available only through certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Funds and are subject to a minimum initial investment of $100,000. Investors interested in Class C or Class I shares should call 1-888-884-8099 for a Prospectus and additional information.

                                 CLASS A SHARES

Class A shares are sold at net asset value ("NAV") plus the amount of any front-end sales charge you pay on your purchase. The front-end sales charge is deducted from the amount of your investment. In some cases, reduced initial sales charges for the purchase of Class A shares may be available, as described below. Class A shares are also subject to an annual 12b-1 fee of up to 0.25% of a Fund's average daily net assets allocable to Class A shares.

The public offering price of Class A shares is the next determined NAV per share plus a sales charge as shown in the following table:

                                     SALES CHARGE AS % OF:
                                     ---------------------
                                      PUBLIC                  DEALER REALLOWANCE
                                     OFFERING    NET AMOUNT     AS % OF PUBLIC
AMOUNT OF INVESTMENT                   PRICE      INVESTED      OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000                      4.00%        4.17%           3.50%
$50,000 but less than $100,000         3.50%        3.63%           3.00%
$100,000 but less than $250,000        3.00%        3.09%           2.75%
$250,000 but less than $500,000        2.50%        2.56%           2.25%
$500,000 but less than $1,000,000      2.00%        2.04%           1.85%
$1,000,000 or more                     None         None            None

From time to time, dealers who receive reallowances from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Under certain circumstances, the Distributor may increase or decrease the reallowance to brokers. The Distributor receives that portion of the initial sales charge which is not reallowed to the brokers who sell shares of the Funds.

PLEASE SEE "WAIVER OF CLASS A SALES CHARGE" AND "REDUCED CLASS A SALES CHARGE" BELOW FOR INFORMATION ON WAYS FOR INVESTORS TO REDUCE OR ELIMINATE SALES
CHARGES. MORE DETAILS ABOUT THESE PROGRAMS AND EACH CLASS OF SHARES ARE CONTAINED IN THE SAI.

WAIVER OF CLASS A SALES CHARGE. There is no front-end sales charge if you invest $1 million or more in Class A shares of the Funds or on the following purchases:

      o Clients, including "wrap" accounts for the benefit of such clients, of broker-dealers, investment advisers, financial planners and other financial intermediaries if the broker-dealer, investment adviser, financial planner or financial intermediary has made arrangements with the Funds permitting them to do so. The broker-dealer, investment adviser, financial planner or financial intermediary must notify the Funds that an investment qualifies as a purchase at NAV.

      o Employer-sponsored retirement plans described in Section 401(a), 401(k), 401(m) or 457 of the Internal Revenue Code with assets of $1 million or more and whose accounts are held through an Omnibus or Network Level 3 account arrangement.

      o Qualified groups that have at least 10 members, have been in existence for at least 6 months, have some purpose in addition to the purchase of mutual funds at a discount, have agreed to include fund sales publications in mailings to members and have made satisfactory arrangements for conducting transactions with the Funds. To establish a group purchase program, the group and each participant must complete an account application. Please call the Transfer Agent at 1-888-884-8099 for further information and assistance regarding qualified group purchases.

      o Purchases by broker-dealers who have a sales agreement with the Distributor and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

      o Trustees, directors, officers and employees of the Funds, the Adviser, the Distributor and the Transfer Agent, including members of the immediate families of such individuals and trusts, profit-sharing or other benefit plans established by such entities.

REDUCED CLASS A SALES CHARGE. You may purchase Class A shares of the Funds at a reduced sales charge shown in the table above if you purchase shares through the Rights of Accumulation Program or by signing a Letter of Intent. The following purchasers may qualify for a reduced sales charge under the Rights of Accumulation Program or Letter of Intent ("Qualified Purchasers"):

      o An individual, an individual's spouse or an individual's children under the age of 21;
      o A trustee or other fiduciary purchasing shares for a single fiduciary account;
      o employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmations of such purchases are provided; or
      o an organized group, provided that the purchases are made through a central administrator, a single dealer or other means which result in economy of sales effort or expense.

The  following  accounts  held in Class A shares  of the  Funds  may be  grouped
together  to  qualify  for  the  reduced   sales  charge  under  the  Rights  of
Accumulation Program or Letter of Intent:

      o     Individual accounts
      o     Joint tenant with rights of survivorship accounts
      o     Uniform gifts/transfers to minor accounts ("UGMA/UTMA")
      o     Estate accounts
      o     Guardian/Conservator accounts
      o IRA Accounts, including Traditional, Roth, SEP, SIMPLE and 403(b)(7) custodial accounts
      o     Coverdell Education Savings Accounts

RIGHT OF ACCUMULATION PROGRAM. A Qualified Purchaser may include the value of his existing holdings in any class of shares of The RAM Funds sold with a front-end sales charge to determine his Class A sales charge. Breakpoints are derived from the daily NAV at the market close, the current combined NAV at the time of purchase and the gross amount of the new purchase.

LETTER OF INTENT. A Letter of Intent allows a Qualified Purchaser to qualify for a reduced sales charge shown on the chart above by indicating his intent to invest a specific amount in Class A shares of The RAM Funds with a front-end sales charge over the next 13 months. The minimum initial investment under a Letter of Intent is $10,000. Purchases made up to 90 days prior to establishing a Letter of Intent may be included as part of your intended purchase. If you do not buy enough shares during the 13 month period to qualify for the projected reduced sales charge, your sales charge will be recalculated to reflect your actual purchases. During the term of the Letter of Intent, shares representing 5% of your intended purchase will be held in escrow and any additional sales charges will be deducted from your escrow account.

OTHER INFORMATION. You must notify the Transfer Agent at the time of purchase that your purchase qualifies for a waiver of a sales charge or a reduced sales charge under the Rights of Accumulation Program or Letter of Intent and you must provide adequate information to verify your qualification. If you purchase shares through a broker or other financial intermediary, you must inform your financial intermediary of the existence of all your accounts that may be combined in order to obtain a reduced sales charge. You may be required to provide your financial intermediary or the Transfer Agent certain information to verify your eligibility for a waived or reduced sales charge, including, to the extent applicable, the following: (i) information or records regarding Fund shares held in all your accounts at the Funds or financial intermediary; (ii) information or records regarding Fund shares held in any of your accounts at other financial intermediaries; and (iii) information or records regarding Fund shares held at any financial intermediary by related parties to you, such as members of your family or household. You should contact your broker or the Transfer Agent for more information about waived or reduced sales charges and the Right of Accumulation and Letter of Intent.

OTHER INFORMATION ABOUT SALES CHARGES. Information regarding the Funds' sales charges, as well as information regarding reduced sales charges and waived sales charges, is available on the Funds' website at www.theramfunds.com. Additional information is available by calling the Funds at 1-888-884-8099.

DISTRIBUTION PLAN
================================================================================

Each Fund has adopted a plan of distribution under Rule 12b-1 of the Investment Company Act of 1940 for its Class A shares (the "Plan"). The Plan allows each Fund to make payments to securities dealers and other financial organizations (including payments directly to the Adviser and the Distributor) for expenses related to the distribution and servicing of the Funds' shares. Expenses related to the distribution and servicing of the Funds' shares may include payments to securities dealers and other persons who are engaged in the sale of shares of the Funds and who may be advising shareholders regarding the sale or retention of such shares; expenses of maintaining personnel who render shareholder support services not otherwise provided by the Transfer Agent or the Funds; expenses of preparing, printing or distributing prospectuses and SAIs and reports for recipients other than existing shareholders of the Funds; and any other expenses related to the distribution and servicing of the Funds' shares. Under the Plan, each Fund may pay a fee of up to 0.25% per annum of its average daily net assets that are allocable to Class A shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The Adviser may make additional payments to securities dealers and other financial organizations from its own revenues based on the amount of customer assets maintained in the Funds by such organizations. The payment by the Adviser of any such additional compensation will not affect the expense ratios of the Funds.

HOW THE FUNDS VALUE THEIR SHARES
================================================================================

The offering price (NAV plus any applicable sales charge) of Class A shares of the Funds is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. To calculate NAV, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. Each Fund generally values its portfolio securities at their current market values determined on the basis of available market quotations. However, if market quotations are not available or are considered to be unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the Board of Trustees. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV are based on the consideration by the Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities.

Your order to purchase or redeem shares is priced at the next NAV (or offering price) calculated after your order is received in proper form by the Funds. See "How to Buy Shares" and "How to Redeem Shares" for a description of the "proper form" for purchase and redemption orders, respectively.

HOW TO BUY SHARES
================================================================================

Shares of the Funds are available for purchase from the Funds every day the NYSE is open for business, at the public offering price (NAV plus any applicable sales charge) next calculated after receipt of a purchase order in proper form. The Funds reserve the right to reject any purchase request. Investors who purchase and redeem shares through a broker-dealer or other financial intermediary may be charged a fee by such broker-dealer or intermediary. The Funds mail you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued.

MINIMUM INITIAL INVESTMENT

The minimum initial investment in the Funds is $5,000, except an IRA or a gift to minors, for which the minimum initial investment is $1,000. These minimum investment requirements may be waived or reduced for any reason at the discretion of the Funds.

OPENING AN ACCOUNT

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

BY MAIL. To open a new account by mail:

      o     Complete and sign the account application.
      o     Enclose a check payable to the applicable Fund.
      o Mail the application and the check to the Transfer Agent at the following address:

            The RAM Funds
            c/o Ultimus Fund Solutions, LLC
            P.O. Box 46707
            Cincinnati, Ohio 45246-0707

Shares will be issued at the public offering price next computed after receipt of your application and check. All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. The Funds do not accept cash, drafts, "starter" checks, travelers checks, credit card checks, post-dated checks, cashier's checks under $10,000, or money orders. In addition, the Funds do not accept checks made payable to third parties. When shares are purchased by check, the proceeds from the redemption of those shares may not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Funds or the Transfer Agent in the transaction.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

BY WIRE. To open a new account by wire of federal funds, call the Transfer Agent at 1-888-884-8099 to obtain the necessary information to instruct your financial institution to wire your investment. A representative will assist you in obtaining an account application by telecopy (or mail), which must be completed, signed and telecopied (or mailed) to the Transfer Agent before payment by wire may be made.

The Funds require advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of a Fund. An order is considered received when U.S. Bank, N.A., the Funds' custodian, receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. See "Opening an Account - By Mail" above. Your financial institution may charge a fee for wiring funds. Shares will be issued at the public offering price next computed after receipt of your wire in proper form.

THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. Shares of each Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Funds at the public offering price next determined after your order is received by such organization in proper form. These organizations may charge you transaction fees on purchases of

Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Funds. These organizations may be the shareholders of record of your shares. The Funds are not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

SUBSEQUENT INVESTMENTS

Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $100, except for an IRA or gifts or transfers to minors' account, which must be in amounts of at least $50. Additional purchases must be submitted in proper form as described below. Additional purchases may be made:

o By sending a check, made payable to the applicable Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by a Fund as a result of any check returned for insufficient funds.
o By wire to the Fund account as described under "Opening an Account - By Wire." Shareholders should call the Transfer Agent at 1-888-884-8099 before wiring funds.
o     Through your brokerage firm or other financial institution.
o By electronic funds transfer from a financial institution through the Automated Clearing House ("ACH"), as described below.

AUTOMATIC INVESTMENT PLAN

You may make automatic monthly investments in the Funds from your bank, savings and loan or other depository institution account through ACH. The minimum initial and subsequent investments must be $100 under the plan and are made on the 15th or last business day of the month, or both. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account. When shares are purchased through ACH, the proceeds from the redemption of those shares may not be paid until the ACH transfer has been converted to federal funds, which could take up to 15 calendar days. The shareholder will be responsible for any fees incurred or losses suffered by a Fund as a result of any ACH transaction rejected for insufficient funds. ACH may be used to make direct investments into a Fund of part or all of recurring payments made to a shareholder by his or her employer (corporate, federal, military, or other) or by the Social Security Administration. Pre-notification is required for all ACH purchases initiated by an outside entity.

PURCHASES IN KIND

Each Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors which the Fund may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute a Fund's NAV.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

o     Name;
o     Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o     Social  security  number,   taxpayer   identification   number,  or  other
      identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. FEDERAL LAW PROHIBITS THE FUNDS AND OTHER FINANCIAL INSTITUTIONS FROM OPENING A NEW ACCOUNT UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.

After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

EXCHANGE PRIVILEGE

Shares of each Fund may be exchanged for shares of the same share class of any other series of The RAM Funds. There are no transaction fees charged for exchanges. The exchange of shares of one Fund for shares of another Fund is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss.

Shares of a Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent. Exchanges that establish a new account may be made by sending a written request to the Transfer Agent. Exchanges into an existing account may be made by sending a written request to the Transfer Agent, or by calling 1-888-884-8099. Please provide the following information in proper form as described below:

o     Your name and telephone number
o     The exact name of your account and your account number
o     Taxpayer identification number (usually your Social Security number)
o     Dollar value or number of shares to be exchanged
o     The name of the fund from which the exchange is to be made
o     The name of the fund into which the exchange is being made

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Funds will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Exchanges may only be made for shares then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The registration and taxpayer identification numbers of the two accounts involved in the exchange must be identical. To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Funds reserve the right to terminate or modify the exchange privilege upon 60 days written notice to shareholders.

FREQUENT TRADING POLICIES

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of a Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of a Fund's shares. The Funds do not accommodate frequent purchases or redemptions of Fund shares.

The Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Funds. The Funds, through their service providers, monitor shareholder trading activity to ensure it complies with the Funds' policies. The Funds prepare reports illustrating purchase and redemption activity to detect market timing activity. When monitoring shareholder purchases and redemptions, a Fund does not apply a quantitative definition to frequent trading. Instead the Fund uses a subjective approach that permits it to reject any purchase or exchange orders that it believes may be indicative of market timing or disruptive trading. The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries. The Funds may also modify any terms or conditions of purchase of Fund shares or withdraw all or any part of the offering made by the Prospectus. The Funds' policies and procedures to prevent market timing are applied uniformly to all shareholders. These actions, in the Board's opinion, should help reduce the risk of abusive trading in the Funds.

When financial intermediaries establish omnibus accounts in the Funds for their clients, the Funds review trading activity at the omnibus account level and look for activity that may indicate potential frequent trading or market timing. If a Fund detects suspicious trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Each intermediary that offers the Funds' shares through an omnibus account has entered into an information sharing agreement with the Funds designed to assist the Funds in stopping future disruptive trading. Intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest in the Funds through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

Although the Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

HOW TO REDEEM SHARES
================================================================================

Shares of a Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at the NAV next determined after the Transfer Agent receives your redemption request in proper form as described below. Redemption requests may be made by mail or by telephone.

BY MAIL. You may redeem shares by mailing a written request to The RAM Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Written requests must state the shareholder's name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

SIGNATURE GUARANTEES. If the shares to be redeemed have a value of greater than $50,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 30 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent's procedures may be obtained by calling the Transfer Agent.

BY TELEPHONE. Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-888-884-8099.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Upon request, redemption proceeds of $100 or more may be transferred by ACH, and proceeds of $1,000 or more may be transferred by wire, in either case to the account registration stated on the account application. Shareholders may be charged a fee of $15 by the Funds' custodian for outgoing wires. Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.

The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Funds will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Funds at the NAV next determined after your order is received by such organization in proper form. NAV is normally determined as of 4:00 p.m., Eastern time. Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

RECEIVING PAYMENT

The Funds normally make payment for all shares redeemed within 7 days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as permitted by the Securities and Exchange Commission, the Funds may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. A requested wire of redemption proceeds normally will be sent on the business day following the redemption request. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

MINIMUM ACCOUNT BALANCE

Due to the high cost of maintaining shareholder accounts, each Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder's account balance falls below $5,000 ($1,000 for IRA accounts or gifts to minors accounts) due to shareholder redemptions. This does not apply, however, if the balance falls below the minimum solely because of a decline in the Fund's NAV per share. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

AUTOMATIC WITHDRAWAL PLAN

If the shares in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-888-884-8099 for additional information.

REDEMPTIONS IN KIND

Each Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a "redemption in kind." This would be done only under extraordinary circumstances and if a Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you sell these securities, you will pay brokerage charges.

DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================

Income dividends and net capital gain distributions, if any, are normally declared and paid annually by each Fund in December. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash. Each Fund's distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

Each Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. Each Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations that hold shares of the Funds, certain income from the Funds may qualify for a 70% dividends-received deduction. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

When you redeem or exchange Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets. Except for investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, and tax-exempt investors that do not borrow to purchase Fund shares, any gain realized on a redemption of Fund shares will be subject to federal income tax.

You will be notified in January each year about the federal tax status of distributions made by the Funds during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Funds to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

Because everyone's tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Funds.

CUSTOMER PRIVACY POLICY
================================================================================

WE COLLECT ONLY INFORMATION THAT IS NEEDED TO SERVE YOU AND ADMINISTER OUR BUSINESS.

In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).

o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).

o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

We limit the collection and use of nonpublic personal information to that which is necessary to administer our business and provide superior service.

WE CAREFULLY LIMIT AND CONTROL THE SHARING OF YOUR INFORMATION.

In order to protect customer privacy, we carefully control the way in which any information about you is shared. It is our policy to not disclose any nonpublic personal information about you or former customers to anyone, except as permitted or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, sub-advisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agents need information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not permitted to release, use or transfer your information to any other party for their own purpose.

WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

We are committed to the security of your non-public personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. Our operational and data processing systems are in a secure environment that protects nonpublic personal information from being accessed inappropriately by third parties.

This privacy  policy  explains  how we handle  nonpublic  personal  information;
however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

This privacy policy notice is for The RAM Funds and Ultimus Fund Distributors, LLC, the Funds' principal underwriter.

IF  YOU  HAVE  ANY  QUESTIONS  ABOUT  THE   CONFIDENTIALITY   OF  YOUR  CUSTOMER
INFORMATION,   CALL   1-888-884-8099   TO   TALK  TO  A   SHAREHOLDER   SERVICES
REPRESENTATIVE.

FOR ADDITIONAL INFORMATION
================================================================================

Additional information about the Funds is included in the Statement of Additional Information (SAI), which is incorporated by reference in its entirety. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI.

Additional information about the Funds' investments will be available in the annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and strategies that significantly affected a Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call Toll-Free:

                                 1-888-884-8099

This Prospectus, the SAI and the most recent shareholder reports are also available without charge on the Funds' website at www.theramfunds.com.

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address. This process, known as "Householding," is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however). You may, of course, request an additional copy of a Prospectus or an annual or semiannual report at any time by calling or writing the Funds. You may also request that Householding be eliminated from all your required mailings.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.


SEC File No. 811-22162

                                                                      PROSPECTUS

                                                              ____________, 2009


                                   R A M
                                   -----
                                   F U N D S


================================================================================


                           THE RAM SMALL/MID CAP FUND
                             (TICKER TO BE INSERTED)

                                 CLASS C SHARES


                             THE RAM SMALL CAP FUND
                             (TICKER TO BE INSERTED)

                                 CLASS C SHARES


This Prospectus has information about the Funds that you should know before you invest. You should read it carefully and keep it with your investment records.

   The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


================================================================================

PROSPECTUS                                                    ____________, 2009


THE RAM FUNDS
THE RAM SMALL/MID CAP FUND
THE RAM SMALL CAP FUND

--------------------------------------------------------------------------------

The RAM Small/Mid Cap Fund and the RAM Small Cap Fund (individually, a "Fund," and collectively, the "Funds") are each a series of The RAM Funds. Each Fund is managed by Riazzi Asset Management, LLC (the "Adviser") and has its own investment objective and strategies. Each Fund offers three classes of shares, Class A, Class C and Class I shares. Class C shares are offered in this Prospectus. Class A and Class I shares are offered in a separate prospectus.


TABLE OF CONTENTS

================================================================================
Risk/Return Summary.........................................................
Fees and Expenses...........................................................
Other Investment Strategies and Risks.......................................
Fund Management.............................................................
Choosing a Share Class......................................................
Distribution Plans..........................................................
How the Funds Value Their Shares............................................
How to Buy Shares...........................................................
How to Redeem Shares........................................................
Dividends, Distributions and Taxes..........................................
Customer Privacy Policy.....................................................
For Additional Information............................................back cover
================================================================================

              For information or assistance in opening an account,
                     please call toll-free 1-888-884-8099.

RISK/RETURN SUMMARY
================================================================================

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Each Fund seeks to achieve long-term capital appreciation; current income is a secondary consideration.

The Board of Trustees has reserved the right to change each Fund's investment objectives without shareholder approval. If such a change is made, shareholders will be provided with at least 60 days advance written notice of the change.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

      RAM SMALL/MID CAP FUND

Under normal circumstances, the RAM Small/Mid Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of common stocks of small and mid cap companies. The Adviser defines small and mid-cap companies as companies with market capitalizations between $100 million and $8 billion at the time of purchase. The Adviser seeks to uncover industries and business models that it believes to be priced at a discount to their true value because they are currently out of favor with the market or they are misunderstood or underestimated by Wall Street. The Adviser generally seeks to purchase small and mid cap securities believed to have favorable valuation characteristics and opportunities for increased growth as described below.

      o VALUATION - Low price/earnings, price/book and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of forecasted levels of profitability.

      o BALANCE SHEET STRENGTH - Above average projected net margins, returns on equity, returns on assets, free cash flow generation, and revenue and earnings growth rates. Trends in balance sheet items, including inventories, account receivables, and payables, are scrutinized as well.

      o PRODUCT OFFERING/MARKET POSITION - The company offers a valuable product or service and has a good market position within a viable industry.

      o ACCOUNTING POLICIES AND MANAGEMENT - The company possesses sound financial and accounting policies. The company has a high quality management team with a track record of success.

The Adviser will sell a security in the Fund's portfolio under one or more of the following circumstances:

      o When the security's expected appreciation has been reached or is no longer probable;
      o If the Adviser identifies alternative securities that are more attractive; or
      o If the security's valuation relative to its peer group is no longer attractive.

      RAM SMALL CAP FUND

Under normal circumstances, the RAM Small Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of common stocks of small cap companies. The Adviser defines small cap companies as companies with market capitalizations between $100 million and $2.5 billion at the time of purchase. The Adviser seeks to uncover industries and business models that it believes to be priced at a discount to their true value because they are currently out of favor with the market or they are misunderstood or underestimated by Wall Street. The Adviser generally seeks to purchase small cap securities believed to have favorable valuation characteristics and opportunities for increased growth as described below.

      o VALUATION - Low price/earnings, price/book and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of forecasted levels of profitability.

      o BALANCE SHEET STRENGTH - Above average projected net margins, returns on equity, returns on assets, free cash flow generation, and revenue and earnings growth rates. Trends in balance sheet items including inventories, account receivables, and payables are scrutinized as well.

      o PRODUCT OFFERING/MARKET POSITION - The company offers a valuable product or service and has a good market position within a viable industry.

      o ACCOUNTING POLICIES AND MANAGEMENT - The company possesses sound financial and accounting policies. The company has a high quality management team with a track record of success.

The Adviser will sell a security in the Fund's portfolio under one or more of the following circumstances:

      o When the security's expected appreciation has been reached or is no longer probable;
      o If the Adviser identifies alternative securities that are more attractive; or
      o If the security's valuation relative to its peer group is no longer attractive.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

STOCK MARKET RISK
The return on and value of an investment in the Funds will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock's value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company's share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. At times, the stock markets can be volatile and stock prices can change drastically.

MID CAP COMPANY RISK
Investing in mid cap companies involves greater risk than is customarily associated with larger, more established companies. Mid cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of mid cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies. In addition, in many instances, the securities of mid cap companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of mid cap companies may be subject to greater price fluctuations. Mid cap companies also may not be widely followed by investors, which can lower the demand for their stock.

SMALL CAP COMPANY RISK
The risks described above with respect to investing in mid cap companies are more pronounced for securities of companies with smaller market capitalizations. Investing in small cap companies involves greater risk than is customarily associated with mid cap or larger, more established companies. Small cap companies may have a shorter period of operations and may not be able to raise additional capital as effectively as medium and larger sized companies. Small cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than mid cap or larger companies. Due to these and other factors, stocks of small cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile. In addition, in many instances, the securities of small cap companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small cap companies may be subject to greater price fluctuations. Small cap companies also may not be widely followed by investors, which can lower the demand for their stock.

INVESTMENT STYLE AND MANAGEMENT RISK
The Funds' method of security selection may not be successful and the Funds may underperform relative to other mutual funds that employ similar investment strategies. The Funds' value style may go out of favor with investors, negatively impacting the Funds' performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

OTHER PRINCIPAL RISKS

      o     YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS.
      o An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
      o The Funds may not be appropriate for use as a complete investment program.
      o There is no guarantee that the Funds will achieve their investment objective.

WHAT HAS BEEN THE FUNDS' PERFORMANCE HISTORY?

The Funds are new and therefore do not have a performance history for a full calendar year to report.

FEES AND EXPENSES
================================================================================

This table describes the fees and expenses that you will pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)


Sales Charge (Load) Imposed on Purchases                               None
Contingent Deferred Sales Charge (Load)                                None
Sales Charge (Load) Imposed on Reinvested Dividends                    None
Redemption Fee (as a percentage of the amount redeemed)                None(1)
Exchange Fee                                                           None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                RAM                   RAM
                                                ---                   ---
                                           SMALL/MID CAP            SMALL CAP
                                           -------------            ---------
                                               FUND                   FUND
                                               ----                   ----
Management Fees                                0.85%                  0.85%
Distribution (12b-1) Fees                      1.00%                  1.00%
Other Expenses (2)                             2.26%                  2.26%
Acquired Fund Fees and Expenses (3)            0.02%                  0.02%
                                              ------                 ------
Total Annual Fund Operating Expenses           4.13%                  4.13%
Less: Fee Reductions and Expense
Reimbursements(4)                              2.06%                  2.06%
                                              ------                 ------
Net Annual Fund Operating Expenses             2.07%                  2.07%
                                              ======                 ======

(1) A fee of $15 may be charged by the Funds' custodian in the case of redemptions paid by wire transfer. This fee is subject to change upon 30 days written notice to shareholders.

(2)   Other Expenses are based on estimated amounts for the current fiscal year.

(3) Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by a Fund as a result of its investments in investment companies and other pooled investment vehicles and are based on estimated amounts for the current fiscal year.

(4) The Adviser has contractually agreed, for a period of 3 years from the beginning of each Fund's operations, to reduce its management fees and to absorb the Fund's operating expenses to the extent necessary to limit Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to an amount not exceeding 2.05% of the average daily net assets of each Fund's Class C shares. Management fee reductions and expenses absorbed by the Adviser are subject to repayment by the Funds for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to exceed the foregoing expense limitations. Annual Fund Operating Expenses include all Fund expenses except brokerage costs, taxes, interest, costs to organize the Fund and extraordinary expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 Year               3 Years
RAM Small/Mid Cap Fund                ------               -------
   Class C Shares                       210                  649

RAM Small Cap Fund                    1 Year               3 Years
   Class C Shares                     ------               -------
                                        210                  649

OTHER INVESTMENT STRATEGIES AND RISKS
================================================================================

IN ADDITION TO THE PRINCIPAL STRATEGIES DESCRIBED HEREIN, THE FUNDS MAY INVEST, TO A LESSER EXTENT, IN OTHER TYPES OF SECURITIES WHOSE RISKS ARE DESCRIBED BELOW.

FOREIGN SECURITIES
Each Fund may invest up to 15% of its total assets in foreign issuers that trade on U.S. stock exchanges or in the form of American Depositary Receipts ("ADRs"). ADRs are securities that are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, and nationalization of companies or industries. In addition, the dividends payable on certain of the Funds' foreign securities may be subject to foreign withholding taxes.

EXCHANGE TRADED FUNDS ("ETFS")
Each Fund may invest in ETFs. ETFs typically hold a portfolio of securities designed to track the performance of a particular index. ETFs are subject to the risk that the market price of an ETF's shares may trade at a discount to its net asset value, or that an active trading market for an ETF's shares may not be developed or maintained. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. To the extent that a Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF's advisory fees and operational expenses.

MONEY MARKET INSTRUMENTS AND TEMPORARY DEFENSIVE POSITIONS
Each Fund will typically hold a portion of its assets in money market instruments, including cash, cash equivalent securities, short-term debt securities, repurchase agreements and money market mutual fund shares ("Money Market Instruments"). The Funds will invest in Money Market Instruments to maintain liquidity or pending the selection of investments. From time to time, each Fund also may take temporary defensive positions in attempting to respond to adverse market, economic, political or other conditions, and in doing so, may invest up to 100% of its assets in Money Market Instruments. To the extent that a Fund invests in money market mutual funds, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such money market funds' advisory fees and operational expenses. As a result of taking a temporary defensive position, a Fund may not achieve its investment objective.

FUND MANAGEMENT
================================================================================

THE INVESTMENT ADVISER

Riazzi Asset Management, LLC (the "Adviser"), 2331 Far Hills Avenue, Suite 200, Dayton, Ohio 45419, serves as the investment adviser to the Funds. The Adviser provides each Fund with a continuous program of investing the Fund's assets and determining the composition of the Fund's portfolio. The Adviser was organized in 2007 by John C. Riazzi and also provides investment advisory services to individuals, banks, corporations, other registered investment companies and charitable organizations.

For its services, each Fund pays the Adviser a monthly investment advisory fee computed at the annual rate of 0.85% of the Fund's average daily net assets. The Adviser has agreed for a period of 3 years from the Funds' commencement of operations to reduce its investment advisory fees and to absorb Fund expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, interest, costs to organize the Funds, Acquired Fund Fees and Expenses and extraordinary expenses) to 2.05% of the average daily net assets of each Fund's Class C shares. Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are a Fund's obligation, are subject to repayment by such Fund, provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the foregoing expense limits, and provided further that the fees and expenses which are the subject of the repayment were incurred within 3 years of the repayment.

A discussion of the factors considered by the Board of Trustees in approving each Fund's investment advisory contract with the Adviser, including the Board's conclusions with respect thereto, will be included in the Funds' semiannual report for the period ending May 31, 2009.

PORTFOLIO MANAGER

Michelle E. Stevens, CFA, is the portfolio manager for each Fund and has managed the Funds since their inception. Ms. Stevens joined the Adviser in 2008 and is Principal and Chief Investment Officer of the Adviser. From 2001 until 2008, she was Principal, Portfolio Manager and Value Equity Chief Investment Officer at Transamerica Investment Management, LLC. Ms. Stevens was the lead portfolio manager of the Transamerica Small/Mid Cap Value Fund, the Transamerica Premier Institutional Small Cap Value Fund and the Transamerica Value Balanced Fund (Equity) and also managed institutional and retail separately managed accounts in the value equity discipline while at Transamerica. Prior to 2001, she was Vice President and Director of Small, Mid, and Flex Cap investing for Dean Investment Associates.

The Statement of Additional Information ("SAI") provides additional information about Ms. Stevens' compensation, other accounts managed by Ms. Stevens and her ownership of shares of the Funds.

PRIOR PERFORMANCE OF MICHELLE E. STEVENS

Prior to joining the Adviser, Ms. Stevens was the Chief Investment Officer for value equity at Transamerica Investment Management, LLC and was the lead portfolio manager of the Transamerica Small/Mid Cap Value Fund and the Transamerica Premier Institutional Small Cap Value Fund. During her tenure as lead portfolio manager, Ms. Stevens was solely responsible for the day-to-day management of the Transamerica Small/Mid Cap Value Fund and the Transamerica Premier Institutional Small Cap Value Fund and had full discretionary authority over the selection of their investments. The entire investment and research team that supported her in managing the Transamerica Small/Mid Cap Value Fund and the Transamerica Premier Institutional Small Cap Value Fund is now employed by the Adviser and supports Ms. Stevens in managing the Funds. The Transamerica Small/Mid Cap Value Fund has investment objectives, policies and principal strategies substantially similar to the RAM Small/Mid Cap Fund. The Transamerica Premier Institutional Small Cap Value Fund has investment objectives, policies and principal strategies substantially similar to the RAM Small Cap Fund. From its inception on February 1, 2005 until January 26, 2006, the Transamerica Premier Institutional Small Cap Value Fund was named the Transamerica Premier Institutional Small/Mid Cap Value Fund and was permitted to invest a larger percentage of its assets in mid-cap companies (i.e., those with capitalizations between $2.5 billion and $8 billion) than the RAM Small Cap Fund. In managing the Transamerica Small/Mid Cap Value Fund and the Transamerica Premier Institutional Small Cap Value Fund, Ms. Stevens used a "value" style of investing that seeks to uncover industries and business models that are believed to be priced at a discount to their true value because they are currently out of favor with the market or they are misunderstood or underestimated by Wall Street. This is the same "value" style of investing that Ms. Stevens uses in managing the Funds.

RETURNS OF THE TRANSAMERICA SMALL/MID CAP VALUE FUND. A line graph depicting the change in value of a $10,000 investment in the Class C shares of the Transamerica Small/Mid Cap Value Fund and the average annual total returns of the Class C and Class I shares of the Transamerica Small/Mid Cap Value Fund during Ms. Stevens' tenure as portfolio manager, compared with the performance of the Russell 2500 Value Index, is set forth below. Historical performance is not indicative of future performance. The Transamerica Small/Mid Cap Value Fund is a separate fund and its historical performance is not indicative of the potential performance of the RAM Small/Mid Cap Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. This performance does not include the performance of private accounts managed by Ms. Stevens, but the exclusion of these accounts does not render the performance misleading.

                        [LINE GRAPH TO BE INSERTED HERE]

--------------------------------------------------------------------------------
TRANSAMERICA SMALL/MID CAP VALUE FUND
AVERAGE ANNUAL TOTAL RETURNS                                           SINCE
FOR THE PERIODS ENDED SEPTEMBER 30, 2008(1)   1 YEAR     3 YEARS    INCEPTION(2)
--------------------------------------------------------------------------------
TRANSAMERICA SMALL/MID CAP VALUE FUND
CLASS C SHARES(3)                               [ ]        [ ]          [ ]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RUSSELL 2500 VALUE INDEX(4)                   -15.79%      0.60%        5.06%
--------------------------------------------------------------------------------
TRANSAMERICA SMALL/MID CAP VALUE FUND
CLASS I SHARES(5)                             -18.98%       n/a         6.24%
--------------------------------------------------------------------------------
RUSSELL 2500 VALUE INDEX(4)                   -15.79%      0.60%        0.98%
--------------------------------------------------------------------------------

(1) The returns shown reflect changes in share prices and reinvestment of dividends and distributions and are net of fund expenses; they do not reflect the deduction of taxes a shareholder would pay on fund distributions, if any, or the redemption of fund shares.

(2) Ms. Stevens managed the share classes of the Transamerica Small/Mid Cap Value Fund during the following dates: Class C shares (March 1, 2004 until September 30, 2008) and Class I shares (November 15, 2005 until September 30, 2008).

(3) The expense ratio of Class C shares of the Transamerica Small/Mid Cap Value Fund during the fiscal years ended October 31, 2004, 2005, 2006, 2007 and 2008 was 2.07%, 2.20%, 2.08%, 2.04% and 2.04%. The Class C shares of the Transamerica Small/Mid Cap Value Fund are subject to a 1.00% 12b-1 distribution fee and a 1.00% contingent deferred sales charge if redeemed during the first 12 months of purchase.

(4) The Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect any deductions for fees, expenses or taxes.

(5) The expense ratio of Class I shares of the Transamerica Small/Mid Cap Value Fund during the fiscal years ended October 31, 2006, 2007 and 2008 was 0.86%, 0.85% and 0.85%. The Class I shares of the Transamerica Small/Mid Cap Value Fund are not subject to any 12b-1 distribution fee or sales charge.

RETURNS OF THE TRANSAMERICA PREMIER INSTITUTIONAL SMALL CAP VALUE FUND. A line graph depicting the change in value of a $10,000 investment in the Transamerica Premier Institutional Small Cap Value Fund and the average annual total returns of the Transamerica Premier Institutional Small Cap Value Fund from its inception until Ms. Stevens' departure on September 30, 2008, compared with the performance of the Russell 2000 Value Index, is set forth below. Historical performance is not indicative of future performance. The Transamerica Premier Institutional Small Cap Value Fund is a separate fund and its historical performance is not indicative of the potential performance of the RAM Small Cap Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. This performance does not include the performance of private accounts managed by Ms. Stevens, but the exclusion of these accounts does not render the performance misleading.

                        [LINE GRAPH TO BE INSERTED HERE]

--------------------------------------------------------------------------------

TRANSAMERICA PREMIER INSTITUTIONAL
SMALL CAP VALUE FUND
AVERAGE ANNUAL TOTAL RETURNS                                            SINCE
FOR THE PERIODS ENDED SEPTEMBER 30, 2008(1)   1 YEAR     3 YEARS    INCEPTION(2)
--------------------------------------------------------------------------------
TRANSAMERICA PREMIER INSTITUTIONAL SMALL
CAP VALUE FUND(3)                              -9.93%     11.94%       13.62%
--------------------------------------------------------------------------------
RUSSELL 2000 VALUE INDEX(4)                   -12.25%      2.00%        3.85%
--------------------------------------------------------------------------------

(1) The returns shown reflect changes in share prices and reinvestment of dividends and distributions and are net of fund expenses; they do not reflect the deduction of taxes a shareholder would pay on fund distributions, if any, or the redemption of fund shares.

(2) Ms. Stevens managed the Transamerica Premier Institutional Small Cap Value Fund from its inception on February 1, 2005 until September 30, 2008.

(3) The expense ratio of the Transamerica Premier Institutional Small Cap Value Fund (after fee waivers and expense reimbursements by the investment adviser) during the fiscal years ended December 31, 2005, 2006 and 2007 was 0.85% (annualized), 0.85% and 0.85%. These expenses are lower than the estimated 2.07% expense ratio for Class C shares of the RAM Small Cap Fund. The use of the RAM Small Cap Fund's expense structure would have lowered the performance results achieved by the Transamerica Premier Institutional Small Cap Value Fund. The Transamerica Premier Institutional Small Cap Value Fund is not subject to any 12b-1 distribution fees or sales charge.

(4) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect any deductions for fees, expenses or taxes.

THE ADMINISTRATOR

Ultimus Fund Solutions, LLC ("Ultimus" or the "Transfer Agent"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Funds' administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include (i) providing office space, equipment and officers and clerical personnel to the Funds, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) administering custodial and other third party service provider contracts on behalf of the Funds.

THE DISTRIBUTOR

Ultimus Fund Distributors, LLC (the "Distributor") is the Funds' principal underwriter and serves as the exclusive agent for the distribution of the Funds' shares. The Distributor may sell the Funds' shares to or through qualified securities dealers or other approved entities.

The SAI has more detailed information about the Adviser and other service providers to the Funds.

CHOOSING A SHARE CLASS
================================================================================

Through this Prospectus, each Fund is offering Class C shares. Each Fund also offers Class A and Class I shares which are sold through separate prospectuses (each a "Class" and collectively the "Classes"). The three Classes represent interests in the same portfolio of investments and have the same rights, but differ primarily in sales charges, and expenses to which they are subject. Class C shares are sold subject to an initial sales charge, but are subject to lower 12b-1 fees than Class C shares. Class I shares are available only through certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Funds and are subject to a minimum initial investment of $100,000. Investors interested in Class A or Class I shares should call 1-888-884-8099 for a Prospectus and additional information.

                                 CLASS C SHARES

Class C shares are sold at net asset value ("NAV") without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class C shares. BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS OF $1 MILLION OR MORE, A REQUEST TO PURCHASE CLASS C SHARES FOR $1
MILLION OR MORE WILL BE CONSIDERED A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

DISTRIBUTION PLANS
================================================================================

Each Fund has adopted a plan of distribution under Rule 12b-1 of the Investment Company Act of 1940 for its Class C shares (the "Plan"). The Plan allows each Fund to make payments to securities dealers and other financial organizations (including payments directly to the Adviser and the Distributor) for expenses related to the distribution and servicing of the Funds' shares. Expenses related to the distribution and servicing of the Funds' shares may include payments to securities dealers and other persons who are engaged in the sale of shares of the Funds and who may be advising shareholders regarding the sale or retention of such shares; expenses of maintaining personnel who render shareholder support services not otherwise provided by the Transfer Agent or the Funds; expenses of preparing, printing or distributing prospectuses and SAIs and reports for recipients other than existing shareholders of the Funds; and any other expenses related to the distribution and servicing of the Funds' shares. Under the Plan, each Fund may pay a fee of up to 1.00% per annum of its average daily net assets that are allocable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder service fee). Because these fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The Adviser may make additional payments to securities dealers and other financial organizations from its own revenues based on the amount of customer assets maintained in the Funds by such organizations. The payment by the Adviser of any such additional compensation will not affect the expense ratios of the Funds.

HOW THE FUNDS VALUE THEIR SHARES
================================================================================

The NAV of Class C shares of the Funds is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. To calculate NAV, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. Each Fund generally values its portfolio securities at their current market values determined on the basis of available market quotations. However, if market quotations are not available or are considered to be unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the Board of Trustees. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV are based on the consideration by the Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities.

Your order to purchase or redeem shares is priced at the next NAV (or offering price) calculated after your order is received in proper form by the Funds. See "How to Buy Shares" and "How to Redeem Shares" for a description of the "proper form" for purchase and redemption orders, respectively.

HOW TO BUY SHARES
================================================================================

Shares of the Funds are available for purchase from the Funds every day the NYSE is open for business, at the NAV next calculated after receipt of a purchase order in proper form. The Funds reserve the right to reject any purchase request. Investors who purchase and redeem shares through a broker-dealer or other financial intermediary may be charged a fee by such broker-dealer or intermediary. The Funds mail you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued.

MINIMUM INITIAL INVESTMENT

The minimum initial investment in the Funds is $5,000, except an IRA or a gift to minors, for which the minimum initial investment is $1,000. These minimum investment requirements may be waived or reduced for any reason at the discretion of the Funds.

OPENING AN ACCOUNT

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

BY MAIL. To open a new account by mail:

      o     Complete and sign the account application.

      o     Enclose a check payable to the applicable Fund.

      o Mail the application and the check to the Transfer Agent at the following address:

            The RAM Funds
            c/o Ultimus Fund Solutions, LLC
            P.O. Box 46707
            Cincinnati, Ohio 45246-0707

Shares will be issued at the public offering price next computed after receipt of your application and check. All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. The Funds do not accept cash, drafts, "starter" checks, travelers checks, credit card checks, post-dated checks, cashier's checks under $10,000, or money orders. In addition, the Funds do not accept checks made payable to third parties. When shares are purchased by check, the proceeds from the redemption of those shares may not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Funds or the Transfer Agent in the transaction.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

BY WIRE. To open a new account by wire of federal funds, call the Transfer Agent at 1-888-884-8099 to obtain the necessary information to instruct your financial institution to wire your investment. A representative will assist you in obtaining an account application by telecopy (or mail), which must be completed, signed and telecopied (or mailed) to the Transfer Agent before payment by wire may be made.

The Funds require advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of a Fund. An order is considered received when the Funds' custodian receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. See "Opening an Account - By Mail" above. Your financial institution may charge a fee for wiring funds. Shares will be issued at the public offering price next computed after receipt of your wire in proper form.

THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. Shares of each Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Funds at the public offering price next determined after your order is received by such organization in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Funds. These organizations may be the shareholders of record of your shares. The Funds are not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

SUBSEQUENT INVESTMENTS

Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $100, except for an IRA or gifts or transfers to minors' account, which must be in amounts of at least $50. Additional purchases must be submitted in proper form as described below. Additional purchases may be made:

o By sending a check, made payable to the applicable Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by a Fund as a result of any check returned for insufficient funds.
o By wire to the Fund account as described under "Opening an Account - By Wire." Shareholders should call the Transfer Agent at 1-888-884-8099 before wiring funds.
o     Through your brokerage firm or other financial institution.
o By electronic funds transfer from a financial institution through the Automated Clearing House ("ACH"), as described below.

AUTOMATIC INVESTMENT PLAN

You may make automatic monthly investments in the Funds from your bank, savings and loan or other depository institution account through ACH. The minimum initial and subsequent investments must be $100 under the plan and are made on the 15th or last business day of the month, or both. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account. When shares are purchased through ACH, the proceeds from the redemption of those shares may not be paid until the ACH transfer has been converted to federal funds, which could take up to 15 calendar days. The shareholder will be responsible for any fees incurred or losses suffered by a Fund as a result of any ACH transaction rejected for insufficient funds. ACH may be used to make direct investments into a Fund of part or all of recurring payments made to a shareholder by his or her employer (corporate, federal, military, or other) or by the Social Security Administration. Pre-notification is required for all ACH purchases initiated by an outside entity.

PURCHASES IN KIND

Each Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors which the Fund may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute a Fund's NAV.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

o     Name;
o     Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o     Social  security  number,   taxpayer   identification   number,  or  other
      identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. FEDERAL LAW PROHIBITS THE FUNDS AND OTHER FINANCIAL INSTITUTIONS FROM OPENING A NEW ACCOUNT UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.

After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

EXCHANGE PRIVILEGE

Shares of each Fund may be exchanged for shares of the same share class of any other series of The RAM Funds. There are no transaction fees charged for exchanges. The exchange of shares of one Fund for shares of another Fund is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss.

Shares of a Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent. Exchanges that establish a new account may be made by sending a written request to the Transfer Agent. Exchanges into an existing account may be made by sending a written request to the Transfer Agent, or by calling 1-888-884-8099. Please provide the following information in proper form as described below:

o     Your name and telephone number
o     The exact name of your account and your account number
o     Taxpayer identification number (usually your Social Security number)
o     Dollar value or number of shares to be exchanged
o     The name of the fund from which the exchange is to be made
o     The name of the fund into which the exchange is being made

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Funds will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Exchanges may only be made for shares then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The registration and taxpayer identification numbers of the two accounts involved in the exchange must be identical. To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Funds reserve the right to terminate or modify the exchange privilege upon 60 days written notice to shareholders.

FREQUENT TRADING POLICIES

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of a Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of a Fund's shares. The Funds do not accommodate frequent purchases or redemptions of Fund shares.

The Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Funds. The Funds, through their service providers, monitor shareholder trading activity to ensure it complies with the Funds' policies. The Funds prepare reports illustrating purchase and redemption activity to detect market timing activity. When monitoring shareholder purchases and redemptions, a Fund does not apply a quantitative definition to frequent trading. Instead the Fund uses a subjective approach that permits it to reject any purchase or exchange orders that it believes may be indicative of market timing or disruptive trading. The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries. The Funds may also modify any terms or conditions of purchase of Fund shares or withdraw all or any part of the offering made by the Prospectus. The Funds' policies and procedures to prevent market timing are applied uniformly to all shareholders. These actions, in the Board's opinion, should help reduce the risk of abusive trading in the Funds.

When financial intermediaries establish omnibus accounts in the Funds for their clients, the Funds review trading activity at the omnibus account level and look for activity that may indicate potential frequent trading or market timing. If a Fund detects suspicious trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Each intermediary that offers the Funds' shares through an omnibus account has entered into an information sharing agreement with the Funds designed to assist the Funds in stopping future disruptive trading. Intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest in the Funds through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

Although the Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

HOW TO REDEEM SHARES
================================================================================

Shares of a Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at the NAV next determined after the Transfer Agent receives your redemption request in proper form as described below. Redemption requests may be made by mail or by telephone.

BY MAIL. You may redeem shares by mailing a written request to The RAM Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Written requests must state the shareholder's name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

SIGNATURE GUARANTEES. If the shares to be redeemed have a value of greater than $50,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 30 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent's procedures may be obtained by calling the Transfer Agent.

BY TELEPHONE. Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-888-884-8099.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Upon request, redemption proceeds of $100 or more may be transferred by ACH, and proceeds of $1,000 or more may be transferred by wire, in either case to the account registration stated on the account application. Shareholders may be charged a fee of $15 by the Funds' custodian for outgoing wires. Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.

The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Funds will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Funds at the NAV next determined after your order is received by such organization in proper form. NAV is normally determined as of 4:00 p.m., Eastern time. Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

RECEIVING PAYMENT

The Funds normally make payment for all shares redeemed within 7 days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as permitted by the Securities and Exchange Commission, the Funds may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. A requested wire of redemption proceeds normally will be sent on the business day following the redemption request. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

MINIMUM ACCOUNT BALANCE

Due to the high cost of maintaining shareholder accounts, each Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder's account balance falls below $5,000 ($1,000 for IRA accounts or gifts to minors accounts) due to shareholder redemptions. This does not apply, however, if the balance falls below the minimum solely because of a decline in the Fund's NAV per share. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

AUTOMATIC WITHDRAWAL PLAN

If the shares in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-888-884-8099 for additional information.

REDEMPTIONS IN KIND

Each Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a "redemption in kind." This would be done only under extraordinary circumstances and if a Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you sell these securities, you will pay brokerage charges.

DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================

Income dividends and net capital gain distributions, if any, are normally declared and paid annually by each Fund in December. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash. Each Fund's distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

Each Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. Each Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations that hold shares of the Funds, certain income from the Funds may qualify for a 70% dividends-received deduction. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

When you redeem or exchange Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets. Except for investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, and tax-exempt investors that do not borrow to purchase Fund shares, any gain realized on a redemption of Fund shares will be subject to federal income tax.

You will be notified in January each year about the federal tax status of distributions made by the Funds during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Funds to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

Because everyone's tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Funds.

CUSTOMER PRIVACY POLICY
================================================================================

WE COLLECT ONLY INFORMATION THAT IS NEEDED TO SERVE YOU AND ADMINISTER OUR BUSINESS.

In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).

o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).

o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

We limit the collection and use of nonpublic personal information to that which is necessary to administer our business and provide superior service.

WE CAREFULLY LIMIT AND CONTROL THE SHARING OF YOUR INFORMATION.

In order to protect customer privacy, we carefully control the way in which any information about you is shared. It is our policy to not disclose any nonpublic personal information about you or former customers to anyone, except as permitted or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, sub-advisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agents need information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not permitted to release, use or transfer your information to any other party for their own purpose.

WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

We are committed to the security of your non-public personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. Our operational and data processing systems are in a secure environment that protects nonpublic personal information from being accessed inappropriately by third parties.

This privacy  policy  explains  how we handle  nonpublic  personal  information;
however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

This privacy policy notice is for The RAM Funds and Ultimus Fund Distributors, LLC, the Funds' principal underwriter.

IF  YOU  HAVE  ANY  QUESTIONS  ABOUT  THE   CONFIDENTIALITY   OF  YOUR  CUSTOMER
INFORMATION,   CALL   1-888-884-8099   TO   TALK  TO  A   SHAREHOLDER   SERVICES
REPRESENTATIVE.

FOR ADDITIONAL INFORMATION
================================================================================

Additional information about the Funds is included in the Statement of Additional Information (SAI), which is incorporated by reference in its entirety. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI.

Additional information about the Funds' investments will be available in the annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and strategies that significantly affected a Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call Toll-Free:

                                 1-888-884-8099

This Prospectus, the SAI and the most recent shareholder reports are also available without charge on the Funds' website at www.theramfunds.com.

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address. This process, known as "Householding," is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however). You may, of course, request an additional copy of a Prospectus or an annual or semiannual report at any time by calling or writing the Funds. You may also request that Householding be eliminated from all your required mailings.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.


SEC File No. 811-22162

                                                                      PROSPECTUS

                                                              ____________, 2009


                                   R A M
                                   -----
                                   F U N D S


================================================================================


                           THE RAM SMALL/MID CAP FUND
                             (TICKER TO BE INSERTED)

                                 CLASS I SHARES

                             THE RAM SMALL CAP FUND
                             (TICKER TO BE INSERTED)

                                 CLASS I SHARES


This Prospectus has information about the Funds that you should know before you invest. You should read it carefully and keep it with your investment records.

   The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


================================================================================

PROSPECTUS                                                    ____________, 2009


THE RAM FUNDS
THE RAM SMALL/MID CAP FUND
THE RAM SMALL CAP FUND

--------------------------------------------------------------------------------

The RAM Small/Mid Cap Fund and the RAM Small Cap Fund (individually, a "Fund," and collectively, the "Funds") are each a series of The RAM Funds. Each Fund is managed by Riazzi Asset Management, LLC (the "Adviser") and has its own investment objective and strategies. Each Fund offers three classes of shares, Class A, Class C and Class I shares. Class I shares are offered in this Prospectus and are available for investment only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Funds. Class A shares and Class C shares are offered in a separate prospectus.

TABLE OF CONTENTS

================================================================================

Risk/Return Summary.......................................................
Fees and Expenses.........................................................
Other Investment Strategies and Risks.....................................
Fund Management...........................................................
How the Funds Value Their Shares..........................................
How to Buy Shares.........................................................
How to Redeem Shares......................................................
Dividends, Distributions and Taxes........................................
Customer Privacy Policy...................................................
For Additional Information............................................back cover

================================================================================

              For information or assistance in opening an account,
                      please call toll-free 1-888-884-8099.

RISK/RETURN SUMMARY
================================================================================

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Each Fund seeks to achieve long-term capital appreciation; current income is a secondary consideration.

The Board of Trustees has reserved the right to change each Fund's investment objectives without shareholder approval. If such a change is made, shareholders will be provided with at least 60 days advance written notice of the change.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

      RAM SMALL/MID CAP FUND

Under normal circumstances, the RAM Small/Mid Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of common stocks of small and mid cap companies. The Adviser defines small and mid-cap companies as companies with market capitalizations between $100 million and $8 billion at the time of purchase. The Adviser seeks to uncover industries and business models that it believes to be priced at a discount to their true value because they are currently out of favor with the market or they are misunderstood or underestimated by Wall Street. The Adviser generally seeks to purchase small and mid cap securities believed to have favorable valuation characteristics and opportunities for increased growth as described below.

      o VALUATION - Low price/earnings, price/book and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of forecasted levels of profitability.

      o BALANCE SHEET STRENGTH - Above average projected net margins, returns on equity, returns on assets, free cash flow generation, and revenue and earnings growth rates. Trends in balance sheet items, including inventories, account receivables, and payables, are scrutinized as well.

      o PRODUCT OFFERING/MARKET POSITION - The company offers a valuable product or service and has a good market position within a viable industry.

      o ACCOUNTING POLICIES AND MANAGEMENT - The company possesses sound financial and accounting policies. The company has a high quality management team with a track record of success.

The Adviser will sell a security in the Fund's portfolio under one or more of the following circumstances:

      o When the security's expected appreciation has been reached or is no longer probable;
      o If the Adviser identifies alternative securities that are more attractive; or
      o If the security's valuation relative to its peer group is no longer attractive.

      RAM SMALL CAP FUND

Under normal circumstances, the RAM Small Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of common stocks of small cap companies. The Adviser defines small cap companies as companies with market capitalizations between $100 million and $2.5 billion at the time of purchase. The Adviser seeks to uncover industries and business models that it believes to be priced at a discount to their true value because they are currently out of favor with the market or they are misunderstood or underestimated by Wall Street. The Adviser generally seeks to purchase small cap securities believed to have favorable valuation characteristics and opportunities for increased growth as described below.

      o VALUATION - Low price/earnings, price/book and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of forecasted levels of profitability.

      o BALANCE SHEET STRENGTH - Above average projected net margins, returns on equity, returns on assets, free cash flow generation, and revenue and earnings growth rates. Trends in balance sheet items, including inventories, account receivables, and payables, are scrutinized as well.

      o PRODUCT OFFERING/MARKET POSITION - The company offers a valuable product or service and has a good market position within a viable industry.

      o ACCOUNTING POLICIES AND MANAGEMENT - The company possesses sound financial and accounting policies. The company has a high quality management team with a track record of success.

The Adviser will sell a security in the Fund's portfolio under one or more of the following circumstances:

      o When the security's expected appreciation has been reached or is no longer probable;
      o If the Adviser identifies alternative securities that are more attractive; or
      o If the security's valuation relative to its peer group is no longer attractive.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

STOCK MARKET RISK
The return on and value of an investment in the Funds will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock's value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company's share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. At times, the stock markets can be volatile and stock prices can change drastically.

MID CAP COMPANY RISK
Investing in mid cap companies involves greater risk than is customarily associated with larger, more established companies. Mid cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of mid cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies. In addition, in many instances, the securities of mid cap companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of mid cap companies may be subject to greater price fluctuations. Mid cap companies also may not be widely followed by investors, which can lower the demand for their stock.

SMALL CAP COMPANY RISK
The risks described above with respect to investing in mid cap companies are more pronounced for securities of companies with smaller market capitalizations. Investing in small cap companies involves greater risk than is customarily associated with mid cap or larger, more established companies. Small cap companies may have a shorter period of operations and may not be able to raise additional capital as effectively as medium and larger sized companies. Small cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than mid cap or larger companies. Due to these and other factors, stocks of small cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile. In addition, in many instances, the securities of small cap companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small cap companies may be subject to greater price fluctuations. Small cap companies also may not be widely followed by investors, which can lower the demand for their stock.

INVESTMENT STYLE AND MANAGEMENT RISK
The Funds' method of security selection may not be successful and the Funds may underperform relative to other mutual funds that employ similar investment strategies. The Funds' value style may go out of favor with investors, negatively impacting the Funds' performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

OTHER PRINCIPAL RISKS

      o     YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS.
      o An investment in the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
      o The Funds may not be appropriate for use as a complete investment program.
      o There is no guarantee that the Funds will achieve their investment objective.

WHAT HAS BEEN THE FUNDS' PERFORMANCE HISTORY?

The Funds are new and therefore do not have a performance history for a full calendar year to report.

FEES AND EXPENSES
================================================================================

This table describes the fees and expenses that you will pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)

      Sales Charge (Load) Imposed on Purchases                          None
      Contingent Deferred Sales Charge (Load)                           None
      Sales Charge (Load) Imposed on Reinvested Dividends               None
      Redemption Fee (as a percentage of the amount redeemed)           None(1)
      Exchange Fee                                                      None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                                RAM               RAM
                                                            SMALL/MID CAP      SMALL CAP
                                                                FUND              FUND
                                                           CLASS I SHARES    CLASS I SHARES
                                                           --------------    --------------
      Management Fees                                          0.85%             0.85%
      Distribution (12b-1) Fees                                None              None
      Other Expenses (2)                                       1.92%             1.92%
      Acquired Fund Fees and Expenses (3)                      0.02%             0.02%
                                                              ------            ------
      Total Annual Fund Operating Expenses                     2.79%             2.79%
      Less: Fee Reductions and Expense Reimbursements(4)       1.72%             1.72%
                                                              ------            ------
      Net Annual Fund Operating Expenses                       1.07%             1.07%
                                                              ======            ======

(1) A fee of $15 may be charged by the Funds' custodian in the case of redemptions paid by wire transfer. This fee is subject to change upon 30 days written notice to shareholders.

(2)   Other Expenses are based on estimated amounts for the current fiscal year.

(3) Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by a Fund as a result of its investments in investment companies and other pooled investment vehicles and are based on estimated amounts for the current fiscal year.

(4) The Adviser has contractually agreed, for a period of 3 years from the beginning of each Fund's operations, to reduce its management fees and to absorb the Fund's operating expenses to the extent necessary to limit Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to an amount not exceeding 1.05% of the average daily net assets of each Fund's Class I shares. Management fee reductions and expenses absorbed by the Adviser are subject to repayment by the Funds for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to exceed the foregoing expense limitation. Annual Fund Operating Expenses include all Fund expenses except brokerage costs, taxes, interest, costs to organize the Fund and extraordinary expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in Class I shares of the Funds with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Class I shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year                3 Years
                            ------                -------
                             $109                  $340

OTHER INVESTMENT STRATEGIES AND RISKS
================================================================================

IN ADDITION TO THE PRINCIPAL STRATEGIES DESCRIBED HEREIN, THE FUNDS MAY INVEST, TO A LESSER EXTENT, IN OTHER TYPES OF SECURITIES WHOSE RISKS ARE DESCRIBED BELOW.

FOREIGN SECURITIES
Each Fund may invest up to 15% of its total assets in foreign issuers that trade on U.S. stock exchanges or in the form of American Depositary Receipts ("ADRs"). ADRs are securities that are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, and nationalization of companies or industries. In addition, the dividends payable on certain of the Funds' foreign securities may be subject to foreign withholding taxes.

EXCHANGE TRADED FUNDS ("ETFS")
Each Fund may invest in ETFs. ETFs typically hold a portfolio of securities designed to track the performance of a particular index. ETFs are subject to the risk that the market price of an ETF's shares may trade at a discount to its net asset value, or that an active trading market for an ETF's shares may not be developed or maintained. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. To the extent that a Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF's advisory fees and operational expenses.

MONEY MARKET INSTRUMENTS AND TEMPORARY DEFENSIVE POSITIONS
Each Fund will typically hold a portion of its assets in money market instruments, including cash, cash equivalent securities, short-term debt securities, repurchase agreements and money market mutual fund shares ("Money Market Instruments"). The Funds will invest in Money Market Instruments to maintain liquidity or pending the selection of investments. From time to time, each Fund also may take temporary defensive positions in attempting to respond to adverse market, economic, political or other conditions, and in doing so, may invest up to 100% of its assets in Money Market Instruments. To the extent that a Fund invests in money market mutual funds, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such money market funds' advisory fees and operational expenses. As a result of taking a temporary defensive position, a Fund may not achieve its investment objective.

FUND MANAGEMENT
================================================================================

THE INVESTMENT ADVISER

Riazzi Asset Management, LLC (the "Adviser"), 2331 Far Hills Avenue, Suite 200, Dayton, Ohio 45419, serves as the investment adviser to the Funds. The Adviser provides each Fund with a continuous program of investing the Fund's assets and determining the composition of the Fund's portfolio. The Adviser was organized in 2007 by John C. Riazzi and also provides investment advisory services to individuals, banks, corporations, other registered investment companies and charitable organizations.

For its services, each Fund pays the Adviser a monthly investment advisory fee computed at the annual rate of 0.85% of the Fund's average daily net assets. The Adviser has agreed for a period of 3 years from the Funds' commencement of operations to reduce its investment advisory fees and to absorb Fund expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, interest, costs to organize the Fund, Acquired Fund Fees and Expenses and extraordinary expenses) to 1.05% of the average daily net assets of each Fund's Class I shares. Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are a Fund's obligation, are subject to repayment by such Fund, provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the foregoing expense limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within 3 years of the repayment.

A discussion of the factors considered by the Board of Trustees in approving each Fund's investment advisory contract with the Adviser, including the Board's conclusions with respect thereto, will be included in the Funds' semiannual report for the period ending May 31, 2009.

PORTFOLIO MANAGER

Michelle E. Stevens, CFA, is the portfolio manager for each Fund and has managed the Funds since their inception. Ms. Stevens joined the Adviser in 2008 and is Principal and Chief Investment Officer of the Adviser. From 2001 until 2008, she was Principal, Portfolio Manager and Value Equity Chief Investment Officer at Transamerica Investment Management, LLC. Ms. Stevens was the lead portfolio manager of the Transamerica Small/Mid Cap Value Fund, the Transamerica Premier Institutional Small Cap Value Fund and the Transamerica Value Balanced Fund (Equity) and also managed institutional and retail separately managed accounts in the value equity discipline while at Transamerica. Prior to 2001, she was Vice President and Director of Small, Mid, and Flex Cap investing for Dean Investment Associates.

The Statement of Additional Information ("SAI") provides additional information about Ms. Stevens' compensation, other accounts managed by Ms. Stevens and her ownership of shares of the Funds.

PRIOR PERFORMANCE OF MICHELLE E. STEVENS

Prior to joining the Adviser, Ms. Stevens was the Chief Investment Officer for value equity at Transamerica Investment Management, LLC and was the lead portfolio manager of the Transamerica Small/Mid Cap Value Fund and the Transamerica Premier Institutional Small Cap Value Fund. During her tenure as lead portfolio manager, Ms. Stevens was solely responsible for the day-to-day management of the Transamerica Small/Mid Cap Value Fund and the Transamerica Premier Institutional Small Cap Value Fund and had full discretionary authority over the selection of their investments. The entire investment and research team that supported her in managing the Transamerica Small/Mid Cap Value Fund and the Transamerica Premier Institutional Small Cap Value Fund is now employed by the Adviser and supports Ms. Stevens in managing the Funds. The Transamerica Small/Mid Cap Value Fund has investment objectives, policies and principal strategies substantially similar to the RAM Small/Mid Cap Fund. The Transamerica Premier Institutional Small Cap Value Fund has investment objectives, policies and principal strategies substantially similar to the RAM Small Cap Fund. From its inception on February 1, 2005 until January 26, 2006, the Transamerica Premier Institutional Small Cap Value Fund was named the Transamerica Premier Institutional Small/Mid Cap Value Fund and was permitted to invest a larger percentage of its assets in mid-cap companies (i.e., those with capitalizations between $2.5 billion and $8 billion) than the RAM Small Cap Fund. In managing the Transamerica Small/Mid Cap Value Fund and the Transamerica Premier Institutional Small Cap Value Fund, Ms. Stevens used a "value" style of investing that seeks to uncover industries and business models that are believed to be priced at a discount to their true value because they are currently out of favor with the market or they are misunderstood or underestimated by Wall Street. This is the same "value" style of investing that Ms. Stevens uses in managing the Funds.

RETURNS OF THE TRANSAMERICA SMALL/MID CAP VALUE FUND. A line graph depicting the change in value of a $10,000 investment in the Class I shares of the Transamerica Small/Mid Cap Value Fund and the average annual total returns of the Class A and Class I shares of the Transamerica Small/Mid Cap Value Fund during Ms. Stevens' tenure as portfolio manager, compared with the performance of the Russell 2500 Value Index, is set forth below. Historical performance is not indicative of future performance. The Transamerica Small/Mid Cap Value Fund is a separate fund and its historical performance is not indicative of the potential performance of the RAM Small/Mid Cap Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. This performance does not include the performance of private accounts managed by Ms. Stevens, but the exclusion of these accounts does not render the performance misleading.

         TRANSAMERICA SMALL/MID CAP VALUE FUND - CLASS A and CLASS I(1)

      Comparison of the Change in Value of a $10,000 Investment Made in the Transamerica Small/Mid Cap Value Fund - Class A Shares (With Load and No
          Load) and Class I Shares versus the Russell 2500 Value Index

                              [LINE GRAPH OMITTED]

                         [CLASS I DATA TO BE INSERTED]

TRANSAMERICA SMALL/MID       TRANSAMERICA SMALL/MID
  CAP VALUE - CLASS A         CAP VALUE - CLASS A              RUSSELL 2500
      (NO LOAD)                   (WITH LOAD)                  VALUE INDEX
---------------------        ---------------------        ----------------------
DATE          BALANCE        DATE          BALANCE        DATE          BALANCE
----          -------        ----          -------        ----          -------
2/29/2004     $10,000        2/29/2004     $ 9,450        2/29/2004     $10,000
3/31/2004       9,953        3/31/2004       9,406        3/31/2004      10,080
4/30/2004       9,786        4/30/2004       9,248        4/30/2004       9,552
5/31/2004       9,786        5/31/2004       9,248        5/31/2004       9,744
6/30/2004      10,209        6/30/2004       9,648        6/30/2004      10,131
7/31/2004       9,803        7/31/2004       9,264        7/31/2004       9,723
8/31/2004       9,752        8/31/2004       9,216        8/31/2004       9,846
9/30/2004      10,427        9/30/2004       9,853        9/30/2004      10,156
10/31/2004     10,391        10/31/2004      9,819        10/31/2004     10,340
11/30/2004     11,377        11/30/2004     10,752        11/30/2004     11,186
12/31/2004     11,637        12/31/2004     10,997        12/31/2004     11,542
1/31/2005      11,390        1/31/2005      10,763        1/31/2005      11,170
2/28/2005      11,913        2/28/2005      11,258        2/28/2005      11,450
3/31/2005      11,771        3/31/2005      11,124        3/31/2005      11,297
4/30/2005      10,978        4/30/2005      10,375        4/30/2005      10,874
5/31/2005      11,666        5/31/2005      11,025        5/31/2005      11,478
6/30/2005      12,010        6/30/2005      11,350        6/30/2005      11,898
7/31/2005      12,833        7/31/2005      12,127        7/31/2005      12,536
8/31/2005      12,960        8/31/2005      12,247        8/31/2005      12,308
9/30/2005      13,147        9/30/2005      12,424        9/30/2005      12,321
10/31/2005     12,512        10/31/2005     11,823        10/31/2005     11,958
11/30/2005     12,882        11/30/2005     12,173        11/30/2005     12,448
12/31/2005     12,969        12/31/2005     12,255        12/31/2005     12,435
1/31/2006      14,220        1/31/2006      13,438        1/31/2006      13,253
2/28/2006      13,907        2/28/2006      13,142        2/28/2006      13,271
3/31/2006      14,388        3/31/2006      13,597        3/31/2006      13,736
4/30/2006      14,573        4/30/2006      13,771        4/30/2006      13,791
5/31/2006      14,019        5/31/2006      13,248        5/31/2006      13,313
6/30/2006      14,051        6/30/2006      13,278        6/30/2006      13,389
7/31/2006      13,811        7/31/2006      13,051        7/31/2006      13,203
8/31/2006      13,979        8/31/2006      13,210        8/31/2006      13,554
9/30/2006      13,626        9/30/2006      12,877        9/30/2006      13,693
10/31/2006     14,260        10/31/2006     13,475        10/31/2006     14,334
11/30/2006     14,917        11/30/2006     14,097        11/30/2006     14,782
12/31/2006     14,811        12/31/2006     13,996        12/31/2006     14,944
1/31/2007      14,827        1/31/2007      14,012        1/31/2007      15,278
2/28/2007      14,876        2/28/2007      14,058        2/28/2007      15,242
3/31/2007      15,303        3/31/2007      14,462        3/31/2007      15,405
4/30/2007      16,330        4/30/2007      15,432        4/30/2007      15,727
5/31/2007      17,423        5/31/2007      16,465        5/31/2007      16,287
6/30/2007      17,275        6/30/2007      16,325        6/30/2007      15,854
7/31/2007      17,086        7/31/2007      16,146        7/31/2007      14,667
8/31/2007      17,554        8/31/2007      16,589        8/31/2007      14,742
9/30/2007      18,392        9/30/2007      17,381        9/30/2007      14,896
10/31/2007     19,534        10/31/2007     18,460        10/31/2007     14,998
11/30/2007     18,343        11/30/2007     17,334        11/30/2007     14,038
12/31/2007     18,145        12/31/2007     17,147        12/31/2007     13,858
1/31/2008      17,205        1/31/2008      16,259        1/31/2008      13,364
2/29/2008      17,317        2/29/2008      16,364        2/29/2008      12,880
3/31/2008      16,916        3/31/2008      15,986        3/31/2008      12,857
4/30/2008      17,884        4/30/2008      16,901        4/30/2008      13,451
5/31/2008      19,002        5/31/2008      17,957        5/31/2008      14,006
6/30/2008      18,974        6/30/2008      17,930        6/30/2008      12,698
7/31/2008      17,428        7/31/2008      16,470        7/31/2008      12,922
8/31/2008      17,289        8/31/2008      16,338        8/31/2008      13,444
9/30/2008      14,822        9/30/2008      14,006        9/30/2008      12,543

                       Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
TRANSAMERICA SMALL/MID CAP VALUE FUND
AVERAGE ANNUAL TOTAL RETURNS                                           SINCE
FOR THE PERIODS ENDED SEPTEMBER 30, 2008(1)   1 YEAR     3 YEARS    INCEPTION(2)
--------------------------------------------------------------------------------
TRANSAMERICA SMALL/MID CAP VALUE FUND
CLASS A SHARES(3) (WITH MAXIMUM SALES
CHARGE OF 5.50%)                              -23.85%      2.13%        7.63%
--------------------------------------------------------------------------------
TRANSAMERICA SMALL/MID CAP VALUE FUND
CLASS A SHARES(3) (NAV)                       -19.41%      4.08%        8.96%
--------------------------------------------------------------------------------
RUSSELL 2500 VALUE INDEX(4)                   -15.79%      0.60%        5.06%
--------------------------------------------------------------------------------
TRANSAMERICA SMALL/MID CAP VALUE FUND
CLASS I SHARES(5)                             -18.98%       n/a         6.24%
--------------------------------------------------------------------------------
RUSSELL 2500 VALUE INDEX(4)                   -15.79%      0.60%        0.98%
--------------------------------------------------------------------------------

(1) The returns shown reflect changes in share prices and reinvestment of dividends and distributions and are net of fund expenses; they do not reflect the deduction of taxes a shareholder would pay on fund distributions, if any, or the redemption of fund shares.

(2) Ms. Stevens managed the share classes of the Transamerica Small/Mid Cap Value Fund during the following dates: Class A shares (March 1, 2004 until September 30, 2008) and Class I shares (November 15, 2005 until September 30, 2008).

(3) The expense ratio of Class A shares of the Transamerica Small/Mid Cap Value Fund during the fiscal years ended October 31, 2004, 2005, 2006, 2007 and 2008 was 1.32%, 1.24%, 1.39%, 1.41% and 1.41%. The Class A shares of the Transamerica Small/Mid Cap Value Fund are subject to a 0.25% 12b-1 distribution fee and a 5.50% maximum initial sales charge.

(4) The Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect any deductions for fees, expenses or taxes.

(5) The expense ratio of Class I shares of the Transamerica Small/Mid Cap Value Fund during the fiscal years ended October 31, 2006, 2007 and 2008 was 0.86%, 0.85% and 0.85%. These expenses are lower than the estimated 1.07% expense ratio for Class I shares of the RAM Small/Mid Cap Fund. The use of the RAM Small/Mid Cap Fund's expense structure would have lowered the performance results achieved by the Transamerica Small/Mid Cap Value Fund. The Class I shares of the Transamerica Small/Mid Cap Value Fund are not subject to any 12b-1 distribution fees or sales charge.

RETURNS OF THE TRANSAMERICA PREMIER INSTITUTIONAL SMALL CAP VALUE FUND. A line graph depicting the change in value of a $10,000 investment in the Transamerica Premier Institutional Small Cap Value Fund and the average annual total returns of the Transamerica Premier Institutional Small Cap Value Fund from its inception until Ms. Stevens' departure on September 30, 2008, compared with the performance of the Russell 2000 Value Index, is set forth below. Historical performance is not indicative of future performance. The Transamerica Premier Institutional Small Cap Value Fund is a separate fund and its historical performance is not indicative of the potential performance of the RAM Small Cap Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. This performance does not include the performance of private accounts managed by Ms. Stevens, but the exclusion of these accounts does not render the performance misleading.

           TRANSAMERICA PREMIER INSTITUTIONAL SMALL CAP VALUE FUND(1)

          Comparison of the Change in Value of a $10,000 Investment in
           the Transamerica Premier Institutional Small Cap Value Fund
                       versus the Russell 2000 Value Index

                              [LINE GRAPH OMITTED]

           TRANSAMERICA PREMIER
          INSTITUTIONAL SMALL CAP
                VALUE FUND                    RUSSELL 2000 VALUE INDEX
        ---------------------------          ---------------------------
        DATE                BALANCE          DATE                BALANCE
        ----                -------          ----                -------
        1/31/2005           $10,000          1/31/2005           $10,000
        2/28/2005            10,350          2/28/2005            10,199
        3/31/2005            10,220          3/31/2005             9,989
        4/30/2005             9,579          4/30/2005             9,473
        5/31/2005            10,140          5/31/2005            10,051
        6/30/2005            10,410          6/30/2005            10,496
        7/31/2005            11,121          7/31/2005            11,093
        8/31/2005            11,231          8/31/2005            10,838
        9/30/2005            11,391          9/30/2005            10,820
        10/31/2005           10,881          10/31/2005           10,548
        11/30/2005           11,241          11/30/2005           10,976
        12/31/2005           11,278          12/31/2005           10,892
        1/31/2006            12,466          1/31/2006            11,793
        2/28/2006            12,203          2/28/2006            11,792
        3/31/2006            12,645          3/31/2006            12,363
        4/30/2006            12,855          4/30/2006            12,396
        5/31/2006            12,308          5/31/2006            11,883
        6/30/2006            12,466          6/30/2006            12,029
        7/31/2006            12,182          7/31/2006            11,862
        8/31/2006            12,413          8/31/2006            12,217
        9/30/2006            12,340          9/30/2006            12,336
        10/31/2006           12,950          10/31/2006           12,964
        11/30/2006           13,286          11/30/2006           13,333
        12/31/2006           13,392          12/31/2006           13,450
        1/31/2007            13,315          1/31/2007            13,651
        2/28/2007            13,457          2/28/2007            13,483
        3/31/2007            14,011          3/31/2007            13,646
        4/30/2007            15,131          4/30/2007            13,788
        5/31/2007            16,142          5/31/2007            14,293
        6/30/2007            16,272          6/30/2007            13,960
        7/31/2007            16,131          7/31/2007            12,772
        8/31/2007            16,750          8/31/2007            13,028
        9/30/2007            17,739          9/30/2007            13,087
        10/31/2007           18,805          10/31/2007           13,229
        11/30/2007           17,935          11/30/2007           12,238
        12/31/2007           17,827          12/31/2007           12,135
        1/31/2008            16,981          1/31/2008            11,637
        2/29/2008            16,925          2/29/2008            11,174
        3/31/2008            16,778          3/31/2008            11,343
        4/30/2008            18,346          4/30/2008            11,701
        5/31/2008            19,270          5/31/2008            12,101
        6/30/2008            18,583          6/30/2008            10,940
        7/31/2008            18,019          7/31/2008            11,501
        8/31/2008            18,154          8/31/2008            12,048
        9/30/2008            15,978          9/30/2008            11,483

                       Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
TRANSAMERICA PREMIER INSTITUTIONAL
SMALL CAP VALUE FUND
AVERAGE ANNUAL TOTAL RETURNS                                           SINCE
FOR THE PERIODS ENDED SEPTEMBER 30, 2008(1)    1 YEAR    3 YEARS    INCEPTION(2)
--------------------------------------------------------------------------------
TRANSAMERICA PREMIER INSTITUTIONAL SMALL
CAP VALUE FUND(3)                              -9.93%     11.94%       13.62%
--------------------------------------------------------------------------------
RUSSELL 2000 VALUE INDEX(4)                   -12.25%      2.00%        3.85%
--------------------------------------------------------------------------------

(1) The returns shown reflect changes in share prices and reinvestment of dividends and distributions and are net of fund expenses; they do not reflect the deduction of taxes a shareholder would pay on fund distributions, if any, or the redemption of fund shares.

(2) Ms. Stevens managed the Transamerica Premier Institutional Small Cap Value Fund from its inception on February 1, 2005 until September 30, 2008.

(3) The expense ratio of the Transamerica Premier Institutional Small Cap Value Fund (after fee waivers and expense reimbursements by the investment adviser) during the fiscal years ended December 31, 2005, 2006 and 2007 was 0.85% (annualized), 0.85% and 0.85%. These expenses are lower than the estimated 1.32% expense ratio for Class A shares of the RAM Small Cap Fund. The use of the RAM Small Cap Fund's expense structure would have lowered the performance results achieved by the Transamerica Premier Institutional Small Cap Value Fund. The Transamerica Premier Institutional Small Cap Value Fund is not subject to any 12b-1 distribution fees or sales charge.

(4) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect any deductions for fees, expenses or taxes.

THE ADMINISTRATOR

Ultimus Fund Solutions, LLC ("Ultimus" or the "Transfer Agent"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Funds' administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include (i) providing office space, equipment and officers and clerical personnel to the Funds, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) administering custodial and other third party service provider contracts on behalf of the Funds.

THE DISTRIBUTOR

Ultimus Fund Distributors, LLC (the "Distributor") is the Funds' principal underwriter and serves as the exclusive agent for the distribution of the Funds' shares. The Distributor may sell the Funds' shares to or through qualified securities dealers or other approved entities.

The SAI has more detailed information about the Adviser and other service providers to the Funds.

HOW THE FUNDS VALUE THEIR SHARES
================================================================================

The net asset value ("NAV") of each Fund's shares is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. To calculate NAV, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. Each Fund generally values its portfolio securities at their current market values determined on the basis of available market quotations. However, if market quotations are not available or are considered to be unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the Funds' Board of Trustees. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV are based on the consideration by the Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities.

Your order to purchase or redeem shares is priced at the next NAV calculated after your order is received in proper form by the Funds. See "How to Buy Shares" and "How to Redeem Shares" for a description of the "proper form" for purchase and redemption orders, respectively.

HOW TO BUY SHARES
================================================================================

Class I shares are available for investment only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Funds. These arrangements are generally limited to discretionary managed, asset allocation, eligible retirement plan or wrap products offered by broker-dealers and financial institutions. Shareholders participating in these programs may be charged fees by their broker-dealer or financial institution.

The Funds also offer Class A shares and Class C shares that are offered in a separate prospectus. Each class of shares represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales charges, minimum investment requirements and expenses. Investors interested in Class A or Class C shares should call 1-888-884-8099 for a Prospectus and additional information.

Class I shares are available for purchase from the Funds every day the NYSE is open for business, at the NAV next calculated after receipt of a purchase order in proper form. The Funds reserve the right to reject any purchase request. The Funds mail you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued.

MINIMUM INITIAL INVESTMENT

The minimum initial investment in the Funds is $100,000. The minimum initial investment requirement may be waived or reduced for wrap programs and certain qualified retirement plans (excluding individual retirement accounts) sponsored by financial services firms that have entered into appropriate arrangements with the Funds, employees of the Adviser, or otherwise by the Funds in their discretion.

OPENING AN ACCOUNT

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

BY MAIL.   To open a new account by mail:

      o     Complete and sign the account application.

      o     Enclose a check payable to the applicable Fund.

      o Be sure to add a reference to Class I shares on your check to ensure proper crediting to your account.

      o Mail the application and the check to the Funds' transfer agent, Ultimus Fund Solutions, LLC (the "Transfer Agent"), at the following address:

            The RAM Funds
            c/o Ultimus Fund Solutions, LLC
            P.O. Box 46707
            Cincinnati, Ohio 45246-0707

Shares will be issued at the NAV next computed after receipt of your application and check. All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. The Funds do not accept cash, drafts, "starter" checks, travelers checks, credit card checks, post-dated checks, cashier's checks under $10,000, or money orders. In addition, the Funds do not accept checks made payable to third parties. When shares are purchased by check, the proceeds from the redemption of those shares may not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Funds or the Transfer Agent in the transaction.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

BY WIRE. To open a new account by wire of federal funds, call the Transfer Agent at 1-888-884-8099 to obtain the necessary information to instruct your financial institution to wire your investment. A representative will assist you in obtaining an account application by telecopy (or mail), which must be completed, signed and telecopied (or mailed) to the Transfer Agent before payment by wire may be made.

The Funds require advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of a Fund. An order is considered received when the Funds' custodian receives payment by wire. If your account application was telecopied to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. See "Opening an Account - By Mail" above. Your financial institution may charge a fee for wiring funds. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. Shares of each Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Funds at the NAV next determined after your order is received by such organization in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Funds. These organizations may be the shareholders of record of your shares. The Funds are not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

SUBSEQUENT INVESTMENTS

Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $5,000. Additional purchases must be submitted in proper form as described below. Additional purchases may be made:

o By sending a check, made payable to the applicable Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by a Fund as a result of any check returned for insufficient funds.
o By wire to the Fund account as described under "Opening an Account - By Wire." Shareholders should call the Transfer Agent at 1-888-884-8099 before wiring funds.
o     Through your brokerage firm or other financial institution.

PURCHASES IN KIND

Each Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors which the Fund may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute a Fund's NAV.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

o     Name;
o     Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o     Social  security  number,   taxpayer   identification   number,  or  other
      identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. FEDERAL LAW PROHIBITS THE FUNDS AND OTHER FINANCIAL INSTITUTIONS FROM OPENING A NEW ACCOUNT UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.

After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

EXCHANGE PRIVILEGE

Shares of each Fund may be exchanged for shares of the same share class of any other series of The RAM Funds. There are no transaction fees charged for exchanges. The exchange of shares of one Fund for shares of another Fund is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss.

Shares of a Fund acquired by means of an exchange will be purchased at the NAV next determined after receipt of the exchange request in proper form by the Transfer Agent. Exchanges that establish a new account may be made by sending a written request to the Transfer Agent. Exchanges into an existing account may be made by sending a written request to the Transfer Agent, or by calling 1-888-884-8099. Please provide the following information in proper form as described below:

o     Your name and telephone number
o     The exact name of your account and your account number
o     Taxpayer identification number (usually your Social Security number)
o     Dollar  value or number of shares to be exchanged

o     The name of the fund from which the exchange is to be made
o     The name of the fund into which the exchange is being made

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Funds will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Exchanges may only be made for shares then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The registration and taxpayer identification numbers of the two accounts involved in the exchange must be identical. To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Funds reserve the right to terminate or modify the exchange privilege upon 60 days written notice to shareholders.

FREQUENT TRADING POLICIES

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of a Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of a Fund's shares. The Funds do not accommodate frequent purchases or redemptions of Fund shares.

The Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Funds. The Funds, through their service providers, monitor shareholder trading activity to ensure it complies with the Funds' policies. The Funds prepare reports illustrating purchase and redemption activity to detect market timing activity. When monitoring shareholder purchases and redemptions, a Fund does not apply a quantitative definition to frequent trading. Instead the Fund uses a subjective approach that permits it to reject any purchase or exchange orders that it believes may be indicative of market timing or disruptive trading. The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries. The Funds may also modify any terms or conditions of purchase of Fund shares or withdraw all or any part of the offering made by the Prospectus. The Funds' policies and procedures to prevent market timing are applied uniformly to all shareholders. These actions, in the Board's opinion, should help reduce the risk of abusive trading in the Funds.

When financial intermediaries establish omnibus accounts in the Funds for their clients, the Funds review trading activity at the omnibus account level and look for activity that may indicate potential frequent trading or market timing. If a Fund detects suspicious trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Each intermediary that offers the Funds' shares through an omnibus account has entered into an information sharing agreement with the Funds designed to assist the Funds in stopping future disruptive trading. Intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest in the Funds through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

Although the Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

HOW TO REDEEM SHARES
================================================================================

Shares of a Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at the NAV next determined after the Transfer Agent receives your redemption request in proper form as described below. Redemption requests may be made by mail or by telephone.

BY MAIL. You may redeem shares by mailing a written request to The RAM Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Written requests must state the shareholder's name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

SIGNATURE GUARANTEES. If the shares to be redeemed have a value of greater than $100,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 30 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent's procedures may be obtained by calling the Transfer Agent.

BY TELEPHONE. Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $100,000 or less by telephone by calling the Transfer Agent at 1-888-884-8099.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Upon request, redemption proceeds of $100 or more may be transferred by ACH, and proceeds of $1,000 or more may be transferred by wire, in either case to the account registration stated on the account application. Shareholders may be charged a fee of $15 by the Funds' custodian for outgoing wires. Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.

The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Funds will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Funds at the NAV next determined after your order is received by such organization in proper form. NAV is normally determined as of 4:00 p.m., Eastern time. Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

RECEIVING PAYMENT

The Funds normally make payment for all shares redeemed within 7 days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as permitted by the Securities and Exchange Commission, the Funds may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. A requested wire of redemption proceeds normally will be sent on the business day following the redemption request. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

MINIMUM ACCOUNT BALANCE

Due to the high cost of maintaining shareholder accounts, each Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder's account balance falls below $100,000 due to shareholder redemptions. This does not apply, however, if the minimum balance requirement was waived by the Fund or the balance falls below the minimum solely because of a decline in the Fund's NAV per share. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

REDEMPTIONS IN KIND

Each Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a "redemption in kind." This would be done only under extraordinary circumstances and if a Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you sell these securities, you will pay brokerage charges.

DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================

Income dividends and net capital gain distributions, if any, are normally declared and paid annually by each Fund in December. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash. Each Fund's distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

Each Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. Each Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations that hold shares of the Funds, certain income from the Funds may qualify for a 70% dividends-received deduction. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

When you redeem or exchange Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets. Except for investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, and tax-exempt investors that do not borrow to purchase Fund shares, any gain realized on a redemption of Fund shares will be subject to federal income tax.

You will be notified in January each year about the federal tax status of distributions made by the Funds during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Funds to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

Because everyone's tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Funds.

CUSTOMER PRIVACY POLICY
================================================================================
WE COLLECT ONLY INFORMATION THAT IS NEEDED TO SERVE YOU AND ADMINISTER OUR BUSINESS.

In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).

o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).

o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

We limit the collection and use of nonpublic personal information to that which is necessary to administer our business and provide superior service.

WE CAREFULLY LIMIT AND CONTROL THE SHARING OF YOUR INFORMATION.

In order to protect customer privacy, we carefully control the way in which any information about you is shared. It is our policy to not disclose any nonpublic personal information about you or former customers to anyone, except as permitted or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, sub-advisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agents need information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not permitted to release, use or transfer your information to any other party for their own purpose.

WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

We are committed to the security of your non-public personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. Our operational and data processing systems are in a secure environment that protects nonpublic personal information from being accessed inappropriately by third parties.

This privacy  policy  explains  how we handle  nonpublic  personal  information;
however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

This privacy policy notice is for The RAM Funds and Ultimus Fund Distributors, LLC, the Funds' principal underwriter.

IF  YOU  HAVE  ANY  QUESTIONS  ABOUT  THE   CONFIDENTIALITY   OF  YOUR  CUSTOMER
INFORMATION,   CALL   1-888-884-8099   TO   TALK  TO  A   SHAREHOLDER   SERVICES
REPRESENTATIVE.

FOR ADDITIONAL INFORMATION
================================================================================

Additional information about the Funds is included in the Statement of Additional Information (SAI), which is incorporated by reference in its entirety. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI.

Additional information about the Funds' investments will be available in the annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and strategies that significantly affected a Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call Toll-Free:

                                 1-888-884-8099

This Prospectus, the SAI and the most recent shareholder reports are also available without charge on the Funds' website at www.theramfunds.com.

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address. This process, known as "Householding," is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however). You may, of course, request an additional copy of a Prospectus or an annual or semiannual report at any time by calling or writing the Funds. You may also request that Householding be eliminated from all your required mailings.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.


SEC File No. 811-22162

                           THE RAM SMALL/MID CAP FUND
                             THE RAM SMALL CAP FUND
                            Investment Portfolios of
                                  THE RAM FUNDS

                       Statement of Additional Information
                                ___________, 2009

      This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses for The RAM Funds (the "Trust") dated ___________, 2009, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. Copies of a Prospectus may be obtained without charge, upon request, by writing The RAM Funds at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling toll-free 1-888-884-8099.

                                TABLE OF CONTENTS

ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS ...............    2

INVESTMENT RESTRICTIONS ...................................................   10

CALCULATION OF SHARE PRICE AND OFFERING PRICE .............................   11

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ............................   12

SPECIAL SHAREHOLDER SERVICES ..............................................   12

MANAGEMENT OF THE TRUST ...................................................   14

INVESTMENT ADVISER ........................................................   16

PORTFOLIO TRANSACTIONS ....................................................   18

THE DISTRIBUTOR ...........................................................   19

OTHER SERVICE PROVIDERS ...................................................   20

DISTRIBUTION PLANS ........................................................   22

CHOOSING A SHARE CLASS ....................................................   24

GENERAL INFORMATION .......................................................   25

ADDITIONAL TAX INFORMATION ................................................   28

PERFORMANCE INFORMATION ...................................................   30

APPENDIX A (TRUST'S PROXY VOTING POLICIES AND PROCEDURES) .................   34

APPENDIX B (ADVISER'S PROXY VOTING POLICIES AND PROCEDURES) ...............   37

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

      The Trust is an open-end management investment company which currently offers two diversified investment portfolios: the RAM Small/Mid Cap Fund and the RAM Small Cap Fund (individually, a "Fund," collectively, the "Funds"). The Funds' investments are managed by Riazzi Asset Management, LLC (the "Adviser"). For further information on the Funds, please call 1-888-884-8099.

      The Funds offer Class A, Class C and Class I shares. As of the date of this Statement of Additional Information, Class C and Class I shares of the Funds have not begun operations. Each class of shares represents an interest in the same assets of a Fund, has the same rights and is identical in all material respects, except that (1) the classes bear different (or no) levels of sales loads and expenses; (2) Class I shares have a higher minimum initial investment requirement and are available only to certain investors (see the current Class I Prospectus for a detailed description of eligibility requirements); (3) certain class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expense of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares;
(4) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (5) certain classes offer different features and services to shareholders. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date in its sole discretion.

           ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS

      Information contained in this Statement of Additional Information expands upon information contained in the Funds' Prospectuses. No investment in shares of the Funds should be made without first reading the Prospectus.

      PREFERRED STOCK, WARRANTS AND RIGHTS. Each Fund may invest in preferred stock. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Preferred stocks may include the obligation to pay a stated dividend. The price of preferred stocks could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect the price of preferred stocks.

      Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of a Fund's entire investment therein).

      WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. In purchase transactions the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale.

      In connection with these investments, a Fund will direct its custodian to place cash or liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because the Fund purchases securities on a when-issued basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a when-issued basis. The purpose and effect of such maintenance is to prevent a Fund from gaining investment leverage from when-issued transactions. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions.

      The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Adviser deems it appropriate. In such a case the Fund could incur a short-term gain or loss.

      FOREIGN SECURITIES. Subject to its investment policies and quality standards, each Fund may invest in securities of foreign issuers that trade on U.S. stock exchanges or in the form of American Depositary Receipts ("ADRs"). ADRs are receipts that evidence ownership of underlying securities issued by a foreign issuer. ADRs are generally issued by a U.S.  bank or trust  company  to U.S.  buyers as a  substitute  for  direct ownership of a foreign security and are traded on U.S. Exchanges. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. ADRs, in registered form, are designed for use in the U.S. securities markets. Investments in ADRs involve risks that are different in some respects from an investment in U.S. domestic issuers. ADRs are subject to risks similar to those associated with direct investments in foreign securities. In addition, a Fund may invest in sponsored or unsponsored ADRs. The depositary of an unsponsored ADR is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security.

      Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The performance of foreign markets does not necessarily track U.S. markets. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities than in the U.S. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit less liquidity and greater price volatility than securities of U.S. companies. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the U.S.), and difficulty in enforcing legal rights outside the U.S. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

      EMERGING MARKET COUNTRIES. Emerging Market Countries include, among others, most African, Asian, Eastern European, Middle Eastern and South and Central American countries. When a Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that (i) has its principal trading market for its stock in an emerging market country, or
(ii) derives at least 50% of its revenues or profits from corporations within emerging market countries or has at least 50% of its assets located in emerging market countries. Investments in securities of issuers based in underdeveloped countries entail all of the risks of investing in foreign securities outlined above to a heightened degree. These heightened risks include (i) expropriation, confiscatory taxation, nationalization and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in a lack of liquidity and increased price volatility, (iii) certain national policies that may restrict a Fund's investment opportunities, including restrictions on investing in issuers in industries deemed sensitive to relevant national interests; and (iv) the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.

      CURRENCY EXCHANGE RATES. A Fund's share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund's investments are denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency control or political developments in the United States or abroad.

      DEBT SECURITIES. The Funds may invest in corporate debt securities and U.S. Government obligations. Corporate securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security's issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. In the case of corporate debt, the Funds will normally purchase investment grade securities, meaning securities rated BBB or better by S&P or any similar rating by any national credit rating service.

      "U.S. Government obligations" include securities which are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, and by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government. U.S. Treasury obligations include Treasury Bills, Treasury Notes, and Treasury Bonds. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

      Agencies and instrumentalities established by the U.S. Government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the U.S. Treasury. In the case of U.S. Government obligations not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitment. U.S. Government obligations are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise.

      EXCHANGE TRADED FUNDS AND OTHER SIMILAR INSTRUMENTS. Shares of exchange traded funds ("ETFs") and other similar instruments may be purchased by the Funds. An ETF is an investment company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), that holds a portfolio of common stocks designed to track the performance of a particular index or sector of an index. ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 of its shares) called "creation units." Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market like ordinary stocks in lots of any size at any time during the trading day.

      Some ETFs are subject to percentage investment limitations imposed by the 1940 Act, except to the extent that investments in such ETFs are exempt from percentage limitations pursuant to orders for exemptive relief granted by the Securities and Exchange Commission (the "SEC"), in which case they will not be subject to any such investment limitation. Instruments the Funds may purchase that are similar to ETFs represent beneficial ownership interests in specific "baskets" of stocks of companies within a particular industry sector or group. These securities may also be listed on national securities exchanges and purchased and sold in the secondary market, but unlike ETFs, are not registered as investment companies under the 1940 Act. Such securities may also be exchange traded, but because they are not registered as investment companies, they are not subject to the percentage investment limitations imposed by the 1940 Act.

      An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decline, thereby affecting the value of the shares of an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF's shares may trade at a discount to their net asset value; (2) an active trading market for an ETF's shares may not develop or be maintained; (3) trading of an ETF's shares may be halted if the listing exchange deems such action appropriate; and (4) ETF shares may be delisted from the exchange on which they trade, or activation of "circuit breakers" (which are tied to large decreases in stock prices) may halt trading temporarily. ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track.

      Because ETFs and pools that issue similar instruments bear various fees and expenses, the Fund will pay a proportionate share of these expenses, as well as transaction costs, such as brokerage commissions. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales loads or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

      DESCRIPTION OF MONEY MARKET INSTRUMENTS. Money market instruments may be purchased for temporary defensive purposes, in an amount up to 100% of a Fund's assets, when the Adviser believes the prospect for capital appreciation in the equity securities markets is not attractive. In addition, money market instruments will typically represent a portion of each Fund's portfolio, as funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operational expenses of the Funds. Money market instruments may include U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Funds. Money market instruments also may include Bankers' Acceptances, Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, Variable Amount Demand Master Notes ("Master Notes") and shares of money market investment companies. BANKERS' ACCEPTANCES are time drafts drawn on and "accepted" by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When a Fund acquires a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A CERTIFICATE OF DEPOSIT ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Fund would generally be in amounts of $100,000 or more. COMMERCIAL PAPER is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Funds will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization ("NRSRO") or, if not rated, if the issuer has an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Adviser's assessment. Commercial Paper may include Master Notes of the same quality. MASTER NOTES are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Funds only through the Master Note program of the Custodian, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Funds. The Funds may invest in shares of MONEY MARKET INVESTMENT COMPANIES to the extent permitted by the 1940 Act.

      LIMITATIONS ON INVESTING IN OTHER INVESTMENT COMPANIES. Generally, under the 1940 Act, an investment company may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company's total outstanding shares, (ii) if such fund's investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or
(iii) if more than 10% of such fund's total assets would be invested in investment companies. Under certain conditions, an investment company may invest in registered and unregistered money market funds in excess of these limitations. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Fund) in excess of these limits. The Funds may invest in ETFs that have received such exemptive orders from the SEC, pursuant to the conditions specified in such orders. In accordance with Section 12(d)(1)(F)(i) of the 1940 Act, the Funds may also invest in ETFs that have not received such exemptive orders and in other investment companies in excess of these limits, as long as the Funds (and all of their affiliated persons, including the Adviser) do not acquire more than 3% of the total outstanding stock of such ETF or other investment company, unless otherwise permitted to do so pursuant to permission granted by the SEC. If the Funds seek to redeem shares of an ETF or investment company purchased in reliance on Section 12(d)(1)(F), the ETF is not obligated to redeem an amount exceeding 1% of the ETF's outstanding shares during a period of less than 30 days.

      REPURCHASE AGREEMENTS. The Funds may purchase securities pursuant to repurchase agreements. Under the terms of a repurchase agreement, a Fund acquires securities from a member bank of the Federal Reserve or a registered broker-dealer which the Adviser deems creditworthy, subject to the seller's agreement to repurchase those securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is obligated to maintain at all times with the custodian or a sub-custodian the underlying securities as collateral in an amount not less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation or becomes insolvent, a Fund has the right to sell the collateral and recover the amount due from the seller. However, the Fund will suffer a loss to the extent that the proceeds from the sale of the underlying securities is less than the repurchase price under the agreement, or to the extent that the disposition of the securities by the Fund is delayed pending court action. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

      REVERSE REPURCHASE AGREEMENTS. A reverse repurchase agreement requires a Fund to sell a security in exchange for cash and then enter into an agreement to repurchase the security at a specified future date and price. The Fund generally would retain the right to interest and principal payments on the security. If the Fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the Fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the Fund's portfolio securities. Reverse repurchase agreements are also considered a form of borrowing.

      ILLIQUID SECURITIES. Each Fund may invest in illiquid securities, but will limit its investment in illiquid securities to no more than 15% of its net assets. Illiquid securities generally include: (i) both domestic and foreign securities that are not readily marketable such as private placements and other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), (ii) over-the-counter options and assets used to cover over-the-counter options, (iii) repurchase agreements and time deposits not terminable within seven days, (iv) certain municipal leases and participation interests, (v)
certain stripped mortgage-backed securities, and (vi) certain structured securities and all swap transactions.

      Certain restricted securities are illiquid unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called "4(2) commercial paper" or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("144A Securities"). Investing in 144A Securities may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

      A Fund, if it invests in securities for which there is no ready market, may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than the Adviser's most recent estimate of their fair market value. Generally, less public information is available about the issuers of such securities than about companies whose securities are publicly traded.

      BORROWING MONEY. Each Fund does not intend to borrow money for the purpose of purchasing securities, but may borrow up to one-third of its total assets, including the amount of such borrowing, to maintain necessary liquidity to make payments for redemptions of Fund shares or for temporary emergency purposes. Borrowing involves the creation of a liability that requires the Fund to pay interest. The risks of borrowing include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by declines in the prices of the Fund's investments, adverse market movements and increases in the cost of borrowing. The effect of borrowing in a declining market could be a greater decrease in net asset value per share than if the Fund had not borrowed money. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of borrowing, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

      LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, each Fund may, from time to time, lend its portfolio securities in an amount up to 33% of the Fund's total assets to broker-dealers, banks or institutional borrowers of securities. The Fund must receive collateral, in the form of cash or U.S. government securities, equal to at least 100% of the value of the loaned securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it has the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral. In the event the borrower defaults in its obligation to a Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees. At such time as a Fund engages in the practice of securities lending, the Trustees will adopt procedures in order to manage the risks of securities lending.


      REAL ESTATE INVESTMENT TRUSTS. The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund intends to include the gross dividends from such REITs in its distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

                             INVESTMENT RESTRICTIONS

      The investment limitations described below have been adopted by the Trust with respect to each Fund as "fundamental," I.E., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectuses and this Statement of Additional Information, the term "majority" of the outstanding shares of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. See the Prospectus for more information on each Fund's non-fundamental investment objective and investment strategies.

      1. BORROWING MONEY. Each Fund may not engage in borrowing except as permitted by the 1940 Act, any rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

      2. SENIOR SECURITIES. Each Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

      3. UNDERWRITING. Each Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws or in connection with investments in other investment companies.

      4. REAL ESTATE. Each Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from holding or selling real estate acquired as a result of the Fund's ownership of securities or other instruments, investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

      5. COMMODITIES. Each Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. LOANS. Each Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, (c) by purchasing nonpublicly offered debt securities, (d) by purchasing commercial paper, or (e) by entering into any other lending arrangement permitted by the 1940 Act, any rules and regulations promulgated thereunder or interpretations of the SEC or its staff. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities.

      7. CONCENTRATION. Each Fund will not invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

      With respect to any percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to percentage restrictions relative to the borrowing of money.

      PORTFOLIO TURNOVER. The portfolio turnover rate for each Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. Portfolio turnover rates for a Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions, and may result in additional tax consequences to a Fund's shareholders. The Adviser does not anticipate that each Fund's annual portfolio turnover rate will exceed 100%.

                  CALCULATION OF SHARE PRICE AND OFFERING PRICE

      The share price or net asset value ("NAV") and the offering price (NAV plus any applicable sales charge) of shares of each Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading. Currently, the NYSE is open for trading on every day except Saturdays, Sundays and the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

      For purposes of computing the NAV of each Fund, securities are valued at market value as of the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices. In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust. Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances. One or more pricing services may be utilized to determine the fair value of securities held by the Funds. The Board of Trustees will review the methods used by such services to assure itself that securities are appropriately valued.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      Shares of each Fund are offered for sale on a continuous basis. Shares of each Fund are sold and redeemed at their NAV, plus any applicable front-end sales charge, as next determined after receipt of the purchase, redemption or exchange order in proper form.

      Each Fund may suspend the right of redemption or postpone the date of payment for shares during a period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted these suspensions; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets.

      Each Fund may pay the proceeds of a redemption by making an in-kind distribution of securities, but has committed to pay in cash all redemption requests by a shareholder of record, limited in amount with respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board of Trustees reserves the right to make payments in whole or in part in securities or other assets of the Fund. In this event, the securities would be valued in the same manner as the Fund's net asset value is determined. If the recipient sold such securities, brokerage charges would be incurred.

                          SPECIAL SHAREHOLDER SERVICES

      As noted in the Prospectuses, each Fund offers the following shareholder services:

      REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions to and withdrawals from their account as often as they wish. When an investor makes an initial investment in the Funds, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or a redemption, the shareholder will receive a confirmation statement showing the current transaction.

      AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables investors to make regular periodic investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Funds' transfer agent, Ultimus Fund Solutions, LLC (the "Transfer Agent"), will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the net asset value on or about the fifteenth or the last business day of the month, or both. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent. The automatic investment plan is not available to Class I shares of the Funds.

      AUTOMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $5,000 or more may establish an Automatic Withdrawal Plan. A shareholder may receive monthly, quarterly or annual payments, in amounts of not less than $100 per payment, by authorizing the Funds to redeem the necessary number of shares periodically (each month, quarterly or annually as specified). Payments may be made directly to an investor's account with a commercial bank or other depository institution via an Automated Clearing House ("ACH") transaction. The Automatic Withdrawal Plan is not available to Class I shares of the Funds.

      Instructions for establishing this service are available by calling the Funds at 1-888-884-8099. Payment may also be made by check made payable to the designated recipient and mailed within 7 days of the redemption date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the instructions (see "How to Redeem Shares" in the appropriate Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. Costs in conjunction with the administration of the plan are borne by the Funds. Investors should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and that the redemption of shares to make withdrawal payments may result in realized long-term or short-term capital gains or losses. The Automatic Withdrawal Plan may be terminated at any time by the Funds upon thirty days written notice or by a shareholder upon written notice to the Funds. Applications and further details may be obtained by calling the Fund at 1-888-884-8099, or by writing to:

                                  The RAM Funds
                         c/o Ultimus Fund Solutions, LLC
                                 P.O. Box 46707
                           Cincinnati, Ohio 45246-0707

      Transfer of Registration. To transfer shares to another owner, send a written request to the Transfer Agent at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registrations; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see "How to Redeem Shares" in the Prospectus); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Transfer Agent.

                             MANAGEMENT OF THE TRUST

      Overall responsibility for management of the Trust rests with its Trustees, who are elected by the Trust's shareholders or existing members of the Board of Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust's day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as a Trustee.

      The Trust will be managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently three Trustees, two of whom are not "interested persons," as defined by the 1940 Act, of the Trust (the "Independent Trustees"). The Independent Trustees receive compensation for their services as Trustee and attendance at meetings of the Board of Trustees. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

      The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

                                                                                                              NUMBER OF
                                    LENGTH                         PRINCIPAL OCCUPATION(S) DURING PAST 5   FUNDS IN TRUST
                                   OF TIME     POSITION(S) HELD           YEARS AND DIRECTORSHIPS            OVERSEEN BY
     NAME, ADDRESS AND AGE          SERVED        WITH TRUST                OF PUBLIC COMPANIES                TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:

*John C. Riazzi  (age 46)        Since            Trustee and     Founder, Managing Member and Chief             2
                                 December      Chief Compliance   Compliance Officer of Riazzi Asset
                                 2007               Officer       Management, LLC (the Funds' adviser);
                                                                  Principal and Managing Director at
                                                                  Transamerica Investment Management,
                                                                  LLC (an asset management firm) from
                                                                  2001 until 2007.

-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:

John R. Kenney (age 71)          Since March        Trustee       Chairman and Chief Executive Officer           2
                                 2008                             of Great Companies, LLC (a money
                                                                  manager) from 2000-2006; Chairman and
                                                                  Chief Executive Officer of Clearwater
                                                                  Financial Marketing (a marketing and
                                                                  financial service firm) since 2006.

James H. Miller, III             Since March        Trustee       Chief Financial Officer of Riverain            2
(age 52)                         2008                             Group, Inc. (a family business) since
                                                                  2000.

EXECUTIVE OFFICERS:

Robert G. Dorsey (age 51)        Since          Vice President    Managing Director of Ultimus Fund
225 Pictoria Drive,              January                          Solutions, LLC and Ultimus Fund
Suite 450                        2008                             Distributors, LLC
Cincinnati, Ohio 45246

Mark J. Seger (age 46)           Since             Treasurer      Managing Director of Ultimus Fund
225 Pictoria Drive,              January                          Solutions, LLC and Ultimus Fund
Suite 450                        2008                             Distributors, LLC
Cincinnati, Ohio 45246

John F. Splain (age 52)          Since             Secretary      Managing Director of Ultimus Fund
225 Pictoria Drive,              January                          Solutions, LLC and Ultimus Fund
Suite 450                        2008                             Distributors, LLC
Cincinnati, Ohio 45246

* Mr. Riazzi, as an affiliated person of the Adviser, is considered an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

      BOARD COMMITTEES. The Trustees have established a Committee of Independent Trustees, the principal functions of which are: (i) the appointment, retention and oversight of the Trust's independent auditors; (ii) to meet separately with the independent auditors and receive and consider a report concerning their conduct of the audit, including any comments or recommendations they deem appropriate; (iii) to select and nominate all persons to serve as Independent Trustees; and (iv) to act as the Trust's qualified legal compliance committee ("QLCC"), as defined in the Securities Act of 1933. John R. Kenney and James Miller are the members of the Committee of Independent Trustees. The Committee has not held any meetings thus far during the fiscal year ending November 30, 2009.

      TRUSTEES' OWNERSHIP OF FUND SHARES. Since the Funds have not yet commenced operations as of the date of this Statement of Additional Information, no Trustee or officer owns any of the outstanding shares of the Funds.

      TRUSTEE COMPENSATION. No director, officer or employee of the Adviser or Ultimus Fund Distributors, LLC, the Funds' principal distributor, receives any compensation from the Funds for serving as an officer or Trustee of the Trust. Each Trustee who is not an affiliated person of the Trust receives from the Funds an annual retainer of $1,000, payable quarterly, and a per meeting fee of $250 for each meeting attended, plus reimbursement of travel and other expenses incurred in attending meetings. The following table shows the estimated compensation payable to each Trustee during the Funds' first fiscal year.

----------------------------------------------------------------------------------------------------------------
                                 AGGREGATE            PENSION OR        ESTIMATED ANNUAL     TOTAL COMPENSATION
                             COMPENSATION FROM        RETIREMENT          BENEFITS UPON     FROM TRUST AND FUND
     NAME OF TRUSTEE             THE TRUST*        BENEFITS ACCRUED        RETIREMENT       COMPLEX TO TRUSTEES*
----------------------------------------------------------------------------------------------------------------
John C. Riazzi                      $ 0                   $0                   $0                   $ 0
----------------------------------------------------------------------------------------------------------------
John R. Kenney                     $2,000                 $0                   $0                  $2,000
----------------------------------------------------------------------------------------------------------------
James H. Miller, III               $2,000                 $0                   $0                  $2,000
----------------------------------------------------------------------------------------------------------------

* Since the Funds have not completed a full fiscal year since their organization, information is provided for the current fiscal year ending November 30, 2009, estimating future payments that would be made under the current compensation arrangement.

                               INVESTMENT ADVISER

      Riazzi Asset Management, LLC (the "Adviser"), 2331 Far Hills Avenue, Dayton, Ohio, 45419, serves as investment adviser to each Fund under an investment advisory agreement dated as of December 22, 2008 (the "Advisory Agreement"). The Adviser was founded in 2007 and is registered with the SEC as an investment adviser. The Adviser is controlled by John C. Riazzi and Michelle
E. Stevens who own all of the outstanding shares of the Adviser. As affiliates of the Adviser, Mr. Riazzi and Ms. Stevens may directly or indirectly receive benefits from the advisory fees paid to the Adviser. Subject to the Funds' investment objective and policies approved by the Trustees of the Trust, the Adviser is responsible for providing the Funds with a continuous program of investing each Fund's assets and determining the composition of each Fund's portfolio.

      Each Fund pays the Adviser a monthly fee computed at the annual rate of 0.85% of its average daily net assets. The Adviser has agreed for a period of 3 years from the Funds' start of operations to reduce its investment advisory fees and to absorb Fund expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to a percentage of the average daily net assets of each class of shares of each Fund as follows: Class A shares
- 1.30%, Class C shares - 2.05%, Class I shares - 1.05%. Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are a Fund's obligation, are subject to repayment by such Fund, provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the foregoing expense limits, and provided further that the fees and expenses which are the subject of the repayment were incurred within 3 years of the repayment.

      Unless sooner terminated, each Fund's Advisory Agreement shall continue in effect until December 22, 2010, and thereafter shall continue for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for this purpose. Each Fund's Advisory Agreement is terminable at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of the Fund, or by the Adviser. Each Advisory Agreement also terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

      The Advisory Agreements provide that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

      PORTFOLIO MANAGER

      The  Funds  are  managed  by  Michelle  E.  Stevens,  CFA (the  "Portfolio
Manager").

Other Accounts Managed (as of December 15, 2008)
----------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                         Number of     Total Assets of
                                                           Total                         Accounts          Accounts
                                                          Number      Total Assets     Managed with      Managed with
                                                         of Other       of Other       Advisory Fee      Advisory Fee
                                                         Accounts       Accounts         Based on          Based on
                             Type of Accounts             Managed        Managed        Performance      Performance
----------------------------------------------------------------------------------------------------------------------
Michelle E. Stevens       Registered Investment              0              0                0                -
                          Companies
----------------------------------------------------------------------------------------------------------------------
                          Other Pooled Investment            0              0                0                -
                          Vehicles
----------------------------------------------------------------------------------------------------------------------
                          Other Accounts                    184       $110,000,000           0                -
----------------------------------------------------------------------------------------------------------------------

      The Portfolio Manager's management of other accounts may give rise to potential conflicts of interest in connection with her management of the Funds' investments, on the one hand, and the investments of the other accounts, on the other. A potential conflict of interest may arise where another account has the same investment objective as a Fund, whereby the Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager's knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of a Fund.

However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation
------------

      The Portfolio Manager will be compensated based upon the profits of the Adviser and participates in the Adviser's pension, profit sharing and retirement plans. The profits of the Adviser, to some extent, depend on the accumulation of assets in the Funds.

Ownership of Fund Shares
------------------------

      As of the date of this SAI, the Portfolio Manager owns shares of each Fund in the range of $100,000-$500,000.

                             PORTFOLIO TRANSACTIONS

      Pursuant to the Advisory Agreements, the Adviser determines, subject to the general supervision of the Trustees of the Trust and in accordance with each Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by the Funds and which brokers are eligible to execute the Funds' portfolio transactions.

      Purchases and sales of portfolio securities that are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

      Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers who provide investment research to the Adviser may receive orders for transactions on behalf of the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Funds. Such information may be useful to the Adviser in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of brokerage orders of other clients may be useful to the Adviser in carrying out its obligations to the Funds. While the Adviser generally seeks competitive commissions, the Funds may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

      Consistent with the foregoing, under Section 28(e) of the Securities Exchange Act of 1934, the Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Adviser may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Adviser may also be used by the Adviser for functions that are not research related (i.e. not related to the making of investment decisions). Where a research product or service has a mixed use, the Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

      Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Funds may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser or the Funds' principal distributor.

                                 THE DISTRIBUTOR

      Ultimus Fund Distributors, LLC (the "Distributor"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Funds. The Distributor is obligated to sell shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor is compensated for its services to the Trust under a written agreement for such services. The Distributor is an affiliate of Ultimus Fund Solutions, LLC. Robert
G. Dorsey, Mark J. Seger and John F. Splain are each Managing Directors of the Distributor and officers of the Trust.

      The Distributor receives commissions on sales of Class A shares of the Funds. The Distributor reallows to dealers a portion of the front-end sales loads collected on sales of Class A shares of the Funds. The Funds may compensate dealers, including the Distributor, based on the average balance of all accounts in a Fund for which the dealer is designated as the party responsible for the account. See "Distribution Plans" below.

      By its terms, the Trust's Distribution Agreement will continue in effect until December 22, 2010, and from year to year thereafter, provided such continuance is approved at least annually by (1) the Board of Trustees or (2) a vote of the majority of a Fund's outstanding voting shares; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The Distribution Agreement may be terminated at any time, on sixty days written notice, without payment of any penalty, by the Trust or by the Distributor. The Distribution Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

                             OTHER SERVICE PROVIDERS

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

      Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, Fund Accountant and Transfer Agent to the Funds pursuant to an Administration Agreement, a Fund Accounting Agreement and a Transfer Agent and Shareholder Services Agreement (the "Service Agreements").

      As Administrator, Ultimus assists in supervising all operations of the Funds (other than those performed by the Adviser under the Advisory Agreement). Ultimus has agreed to perform or arrange for the performance of the following services (under the Service Agreements, Ultimus may delegate all or any part of its responsibilities thereunder):

      -- prepares and assembles reports required to be sent to each Fund's shareholders and arranges for the printing and dissemination of such reports;

      -- assembles reports required to be filed with the SEC and files such completed reports with the SEC;

      -- files each Fund's federal income and excise tax returns and each Fund's state and local tax returns;

      -- assists and advises each Fund regarding compliance with the 1940 Act and with its investment policies and limitations; and

      -- makes such reports and recommendations to the Trust's Board of Trustees as the Board reasonably requests or deems appropriate.

      As Fund Accountant, Ultimus maintains the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the custodian, verifies and reconciles with the custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining net asset value; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

      As Transfer Agent, Ultimus performs the following services in connection with each Fund's shareholders: maintains records for each of the Fund's shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of each Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

      Ultimus receives fees from each Fund for its services as Administrator, Fund Accountant and Transfer Agent, and is reimbursed for certain expenses assumed pursuant to the Service Agreements. The fee payable to Ultimus as Administrator is calculated daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of each Fund up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million; subject, however, to a monthly minimum of $2,000 per Fund. The fee payable by each Fund to Ultimus as Fund Accountant is $3,500 per month plus an asset based fee at the annual rate of 0.01% of a Fund's average daily net assets up to $500 million and 0.005% of such assets over $500 million. The fee payable by each Fund to Ultimus as Transfer Agent is at the annual rate of $20 per shareholder account, subject to a minimum fee of $4,500 per month. Certain discounts will apply under the Transfer Agent and Shareholder Services Agreement if a Fund has less than 100 shareholders. Certain discounts will apply under the Fund Accounting Agreement and the Administration Agreement for the first two years of the Funds' operations or until a Fund has net assets of $20 million, if sooner.

      Unless sooner terminated as provided therein, the Service Agreements between the Trust and Ultimus will continue in effect until December 22, 2010. The Service Agreements thereafter, unless otherwise terminated as provided in the Service Agreements, are renewed automatically for successive one-year periods.

      The Service Agreements provide that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Service Agreements relate, except a loss from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.

CUSTODIAN

      U.S. Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian to the Funds pursuant to a Custody Agreement. The Custodian's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The Trust has selected ________________, to serve as the independent registered public accounting firm for the Trust and to audit the financial statements of the Funds for the fiscal year ending November 30, 2009.

CHIEF COMPLIANCE OFFICER

      The Adviser receives an annual fee, payable monthly, from the Trust of $2,000 for the fiscal year ending November 30, 2009 and $3,000 for the fiscal year ending November 30, 2010, for providing the Trust's Chief Compliance Officer and administering the Funds' compliance policies and procedures.

LEGAL COUNSEL

      Thompson Hine LLP, 200 Courthouse Plaza N.E., 10 W. Second Street, Dayton, Ohio 45402, serves as legal counsel to the Trust and the Trust's Independent Trustees.

                               DISTRIBUTION PLANS

CLASS A SHARES

      Each Fund has adopted a plan of distribution with respect to its Class A shares (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Fund to pay for expenses incurred in connection with the distribution, promotion and servicing of its Class A shares, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other financial intermediaries who have executed a distribution or service agreement with the Distributor. The Class A Plan allows the Funds to make payments to securities dealers and other financial organizations (including payments directly to the Adviser and the Distributor) for expenses related to the distribution and servicing of the Funds' shares. The Class A Plan expressly limits payment of the distribution and servicing expenses listed above in any fiscal year to a maximum of 0.25% of the average daily net assets of each Fund allocable to its Class A shares. Unreimbursed expenses will not be carried over from year to year.

CLASS C SHARES

      Each Fund has also adopted a plan of distribution with respect to its Class C shares (the "Class C Plan"). The Class C Plan provides for two categories of payments. First, the Class C Plan provides for the payment of an account maintenance or shareholder service fee, in an amount equal to an annual rate of 0.25% of a Fund's average daily net assets allocable to Class C shares, which may be paid to securities dealers and other financial intermediaries based on the average value of the Fund's Class C shares owned by their clients. The account maintenance or shareholder service fee allows the Funds to make payments to securities dealers and other financial organizations (including payments directly to the Adviser and the Distributor) for expenses related to the distribution and servicing of the Funds' shares. In addition, a Fund may pay up to an additional 0.75% per annum of its daily net assets allocable to Class C shares for expenses incurred in the distribution and promotion of the shares, including but not limited to, prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers, dealers and other financial intermediaries for selling and assisting in the distribution of such shares, costs of advertising and promotion and any other expenses related to the distribution of such shares.

      Unreimbursed expenditures will not be carried over from year to year. Each Fund may make payments to dealers and other persons in an amount up to 0.75% per annum of the average value of Class C shares owned by their clients, in addition to the 0.25% account maintenance fee described above.

GENERAL INFORMATION.

      Agreements implementing the Class A Plan and the Class C Plan (each a "Plan" and collectively the "Plans"), including agreements with dealers and other financial intermediaries where such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plans are made in accordance with written agreements. Some financial intermediaries may charge fees in excess of the amounts available under the Plans, in which case the Adviser pays the additional fees.

      The continuance of the Plans must be specifically approved at least annually by a vote of the Board of Trustees and by a vote of the Independent Trustees who have no direct or indirect financial interest in the Plans at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of the applicable class of a Fund. In the event a Plan is terminated in accordance with its terms, a Fund will not be required to make any payments for expenses incurred after the termination date. The Plans may not be amended to increase materially the amount to be spent under the Plans without shareholder approval. All material amendments to the Plans must be approved by a vote of the Board of Trustees and by a vote of the Independent Trustees.

      In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders. The Board of Trustees believes that expenditure of a Fund's assets for distribution expenses under the Plans should assist in the growth of the Fund which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans. There can be no assurance that the benefits anticipated from the expenditure of a Fund's assets for distribution will be realized. While the Plans are in effect, all amounts spent by a Fund pursuant to the Plans and the purposes for which expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of the Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

      By reason of their controlling interest in the Adviser, John C. Riazzi and Michelle E. Stevens each may be deemed to have a financial interest in the operation of the Plans.

                             CHOOSING A SHARE CLASS

      Each Fund offers Class A, Class C and Class I shares. Before choosing a share class, you should consider the following factors, as well as any other relevant facts and circumstances.

      The decision as to which class of shares (A, C or I) is more beneficial to you depends on the amount and intended length of time of your investment and the type of account you open. You should consider Class A shares if you prefer to pay an initial sales charge and be subject to lower ongoing expenses. If you qualify for a reduced sales charge by investing over $50,000, you may find Class A shares particularly attractive because Class A shares are subject to lower ongoing expenses over the term of the investment than Class C shares. If you are investing $1 million or more, it is generally more beneficial for you to buy Class A shares, rather than Class C shares because there is no front-end sales charge and the annual expenses are lower. Therefore, any purchase of $1 million or more is generally invested in Class A shares, unless a shareholder qualifies for a purchase of Class I shares. As an alternative, Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Funds, but are subject to higher ongoing expenses than Class A shares. Due to the fact that the entire amount of the purchase price of Class C shares is immediately invested, any investment return on these investments may partially or wholly offset the higher annual expenses. However, there can be no assurance that this would be the case, since a Fund's future returns cannot be predicted. If your initial investment in a Fund is $100,000 or more and you meet certain eligibility requirements, you should consider Class I shares since they are sold without a sales charge and are not subject to 12b-1 distribution fees. Class I shares are available for investment by certain broker-dealers or financial institutions that have entered into a distribution agreement with the Funds' Distributor. These agreements are generally limited to discretionary managed, asset allocation, eligible retirement plan or wrap products offered by broker-dealers and financial institutions. Shareholders participating in these programs may be subject to fees by their broker-dealer or financial institution. Set forth below is a chart comparing the sales charges and 12b-1 fees applicable to each class of shares:

   CLASS                        SALES CHARGE                         12B-1 FEE
--------------------------------------------------------------------------------
     A          Maximum 4.00% initial sales charge, reduced            0.25%
                for purchases of $50,000 and over
--------------------------------------------------------------------------------
     C          None                                                   1.00%
--------------------------------------------------------------------------------
     I          None                                                   None
--------------------------------------------------------------------------------

                               GENERAL INFORMATION

DESCRIPTION OF SHARES

      The Trust is an unincorporated business trust that was organized under Ohio law on December 20, 2007. The Trust's Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and may further divide shares of a series into separate classes. In the event of a liquidation or dissolution of the Trust or an individual series or class, shareholders of a particular series or class would be entitled to receive the assets available for distribution belonging to such series or class. Shareholders of a series or class are entitled to participate equally in the net distributable assets of the particular series or class involved on liquidation, based on the number of shares of the series or class that are held by each shareholder. If any assets, income, earnings, proceeds, funds or payments are not readily identifiable as belonging to any particular series or class, the Trustees shall allocate them among any one or more series or classes as they, in their sole discretion, deem fair and equitable.

      Shares of each Fund, when issued, are fully paid and non-assessable. Shares have no subscription, preemptive or conversion rights. Shares do not have cumulative voting rights. Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held. Shareholders of all series and classes of the Trust, including the Funds, will vote together and not separately, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides, in substance, that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a series or class only if approved by a majority of the outstanding shares of such series or class. However, the Rule also provides that the ratification of the appointment of independent accountants and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

TRUSTEE LIABILITY

      The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust's property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

CODE OF ETHICS

      The Trust, the Adviser and the Distributor have each adopted a Code of Ethics. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds, but prohibit such personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Funds' planned portfolio transactions. Each of these parties monitors compliance with its Code of Ethics.

PROXY VOTING POLICIES AND PROCEDURES

      The  Trust  and  the  Adviser  have  adopted  Proxy  Voting  Policies  and
Procedures that describe how the Funds intend to vote proxies relating to portfolio securities. The Proxy Voting Policies and Procedures of the Trust and the Adviser are attached to this Statement of Additional Information as Appendix A and B. On or before August 31, 2009, information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 will be available without charge upon request by calling 1-888-884-8099, or on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

      The Board of Trustees of the Trust has adopted a policy to govern the circumstances under which disclosure regarding securities held by the Funds, and disclosure of purchases and sales of such securities, may be made to shareholders of the Funds or other persons. The Trust's Chief Compliance Officer is responsible for monitoring the use and disclosure of information relating to Portfolio Securities. Although no material conflicts of interest are believed to exist that could disadvantage the Funds or their shareholders, various safeguards have been implemented to protect the Funds and their shareholders from conflicts of interest, including: the adoption of Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to prevent fraudulent, deceptive or manipulative acts by officers and employees of the Trust, the Adviser and the Distributor in connection with their personal securities transactions; the adoption by the Adviser and the Distributor of insider trading policies and procedures designed to prevent their employees' misuse of material non-public information; and the adoption by the Trust of a Code of Ethics for Officers that requires the chief executive officer and chief financial officer of the Trust to report to the Board any affiliations or other relationships that could potentially create a conflict of interest with the Funds.

      o Public disclosure regarding the securities held by the Funds ("Portfolio Securities") is made in Annual Reports and Semi-Annual Reports to shareholders, and in quarterly holdings reports on Form N-Q ("Official Reports"). Except for such Official Reports and as otherwise expressly permitted by the Trust's policy, shareholders and other persons may not be provided with information regarding Portfolio Securities held, purchased or sold by the Funds.

      o Information regarding Portfolio Securities as of the end of the most recent calendar quarter, and other information regarding the investment activities of the Funds during such quarter, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Funds, but only if such information is at least 30 days old.

      o Information regarding the general market exposure of the Funds may be disclosed, provided that such information is also disclosed on the Trust's website and the information does not identify specific Portfolio Securities.

      o Information regarding Portfolio Securities as of the end of the most recent calendar quarter may be disclosed to any other person or organization at the request of such person or organization, but only if such information is at least 30 days old.

      o The Trust's Chief Compliance Officer may approve the disclosure of holdings of or transactions in Portfolio Securities of a Fund that is made on the same basis to all shareholders of the Fund.

      o     The Funds'  policy  relating to  disclosure of holdings of Portfolio
            Securities does not prohibit disclosure of information to the Adviser or to other Trust service providers, including the Trust's administrator, Distributor, custodian, legal counsel and auditors, or to brokers and dealers through which the Funds purchase and sell Portfolio Securities. Below is a table that lists each service provider that may receive non-public portfolio information along with information regarding the frequency of access to, and limitations on use of, portfolio information.

---------------------------------------------------------------------------------------------------------
                                   TYPICAL FREQUENCY OF ACCESS TO
  TYPE OF SERVICE PROVIDER             PORTFOLIO INFORMATION                   RESTRICTIONS ON USE
---------------------------------------------------------------------------------------------------------
Adviser                       Daily                                     Contractual and Ethical
---------------------------------------------------------------------------------------------------------
Administrator and             Daily                                     Contractual and Ethical
Distributor
---------------------------------------------------------------------------------------------------------
Custodian                     Daily                                     Ethical
---------------------------------------------------------------------------------------------------------
Auditor                       During annual audit                       Ethical
---------------------------------------------------------------------------------------------------------
Legal counsel                 Regulatory filings, board meetings, and   Ethical
                              if a legal issue regarding the
                              portfolio requires counsel's review
---------------------------------------------------------------------------------------------------------
Printers                      Twice a year - printing of semi-annual    No formal restrictions in place.
                              and annual reports                        Printer would not receive
                                                                        portfolio information until at
                                                                        least 30 days old.
---------------------------------------------------------------------------------------------------------
Broker/dealers through        Daily access to the relevant purchase     Contractual and Ethical
which a Fund purchases and    and/or sale - no broker/dealer has
sells portfolio securities    access to the Fund's entire portfolio
---------------------------------------------------------------------------------------------------------

            Such disclosures may be made without approval of the Trust's Chief Compliance Officer because the Board of Trustees has determined that each Fund and its shareholders are adequately protected by the restrictions on use in those instances listed above.

      o The Trust's Chief Compliance Officer may approve other arrangements under which information relating to Portfolio Securities held by the Funds, or purchased or sold by the Funds (other than information contained in Official Reports), may be disclosed. The Chief Compliance Officer shall approve such an arrangement only if he or she concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Trust and is unlikely to affect adversely the Funds or any shareholder of the Funds. The Chief Compliance Officer must inform the Board of Trustees of any such arrangements that are approved by the Chief Compliance Officer, and the rationale supporting approval, at the next regular quarterly meeting of the Board of Trustees following such approval.

      o Neither the Adviser nor the Trust (or any affiliated person, employee, officer, trustee or director of the Adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Funds.

                           ADDITIONAL TAX INFORMATION

      Each Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve a Fund of liability for federal income taxes to the extent its net investment income and net realized capital gains are distributed to shareholders in accordance with the Code. Depending on the extent of the Funds' activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Funds may be subject to the tax laws of these states or localities. If for any taxable year a Fund does not qualify for the special tax treatment afforded to RICs, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and, subject to certain limitations under the Code, would be eligible for the dividends-received deduction for corporations and reduced tax rates applicable to "Qualified Dividends" for individuals.

      Among the requirements to qualify as a RIC, a Fund must distribute annually no less than the sum of 90% of its "investment company taxable income" and 90% of its net tax-exempt income. In addition to this distribution requirement, a Fund must (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies, or from net income derived from an interest in a qualified publicly traded partnership ("PTP"); and (2) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other RICs and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, the securities of any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified PTPs. For these purposes, a qualified PTP is generally a PTP other than one where at least 90% of its gross income is gross income that would otherwise be qualifying gross income for a RIC.

      Each Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

      A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of that calendar year plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax.

      Individual shareholders may benefit from lower rates applicable to long-term capital gains on certain distributions that are attributable to certain dividends received by the Funds from U.S. corporations and certain foreign corporations ("Qualified Dividends"). Such dividends are scheduled to be taxed at ordinary income rates starting in 2011. It appears that for an individual shareholder to benefit from the lower tax rate on Qualified Dividends, the shareholder must hold shares in the Fund, and the Fund must hold shares in the dividend-paying corporation at least 61 days during a prescribed period. The prescribed period is the 121-day period beginning 60 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend. Furthermore, in determining the holding period for this purpose, any period during which the recipient's risk of loss is offset by means of options, short sales or similar instruments is not included. Additionally, an individual shareholder would not benefit from the lower tax rate to the extent it or the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

      It is anticipated that amounts distributed by the Funds that are attributable to certain dividends received from domestic corporations will qualify for the 70% dividends-received deduction for corporate shareholders. A corporate shareholder's dividends-received deduction will be disallowed unless it holds shares in the Fund, and the Fund holds shares in the dividend-paying corporation, at least 46 days during the 91-day period beginning 45 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend. In determining the holding period for this purpose, any period during which the recipient's risk of loss is offset by means of options, short sales or similar transactions is not counted. Furthermore, the dividends-received deduction will be disallowed to the extent a corporate shareholder's investment in shares of the Fund, or the Fund's investment in the shares of the dividend-paying corporation, is financed with indebtedness. Additionally, a corporate shareholder would not benefit to the extent it or the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

      Any loss arising from the sale or redemption of shares of a Fund held for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any amount of capital gain dividends received by the shareholder with respect to such Fund shares. For purposes of determining whether shares of a Fund have been held for six months or less, a shareholder's holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

      Pursuant to recently issued Treasury Regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a "reportable transaction." A transaction may be a "reportable transaction" based upon any of several indicia with respect to a shareholder, including the existence of significant book-tax differences or the recognition of a loss in excess of certain thresholds. Under new legislation a significant penalty is imposed on taxpayers who participate in a "reportable transaction" and fail to make the required disclosure. Investors should consult their own tax advisors concerning any possible federal, state or local disclosure obligations with respect to their investment in shares of the Funds.

      Information set forth in the Prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting shareholders. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Funds or their shareholders and this description is not intended as a substitute for federal tax planning. This discussion does not address the state, local or foreign tax consequences of an investment in the Funds. Accordingly, potential shareholders of the Funds are urged to consult their tax advisors with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI; these laws and regulations may be changed by legislative or administrative action.

                             PERFORMANCE INFORMATION

      From time to time performance information for each Fund showing its average annual total return may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return of a Fund will be calculated for the most recent 1, 5 and 10 year periods or, if the Fund has not been in existence for any such period, for the period since the Fund began operations. Average annual total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result.

      Total return is a function of the type and quality of instruments held in the portfolio, levels of operating expenses and changes in market conditions. Consequently, total return will fluctuate and is not necessarily representative of future results. Any fees charged by financial intermediaries with respect to customer accounts for investing in shares of a Fund will not be included in performance calculations. These fees, if charged, will reduce the actual performance from that quoted. If the Adviser voluntarily waives all or a part of its fees, the total return of a Fund will be higher than it would be in the absence of such voluntary waiver.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

      Average annual total return is a measure of the change in value of the investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by:
(1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result. The calculation of average annual total return for Class A shares assumes the deduction of the current maximum sales charge from the initial $1,000 investment.

      Each Fund may also quote average annual total return over the specified periods (i) after taxes on Fund distributions and (ii) after taxes on Fund distributions and redemption of Fund shares at the end of the period. The calculations assume deduction of all taxes due on such Fund distributions. The ending redeemable value is determined by assuming a complete redemption at the end of the period covered by the computation and, in the case of returns after taxes on distributions and redemption of Fund shares, includes the deduction of capital gains taxes resulting from the redemption or, if appropriate, an adjustment to take into account the tax benefit from any capital losses that may have resulted from the redemption. After-tax returns are calculated using the highest applicable individual federal marginal tax rate in effect on the reinvestment date of a distribution. The tax rates used correspond to the tax character of each component of the distributions (that is, the ordinary income tax rate for ordinary income distributions and the long-term capital gains rate for capital gains distributions). The tax rates may vary over the course of the measurement period. State and local tax liabilities are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum income tax. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. A Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

OTHER QUOTATIONS OF TOTAL RETURN

      Each Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable sales charges which, if included, would reduce total return. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total returns as described above.

PERFORMANCE COMPARISONS

      Advertisements, sales materials and shareholder reports may compare the performance of a Fund to the performance of other mutual funds with comparable investment objectives and policies or to various mutual fund or market indices, such as those prepared by Dow Jones & Co., Inc., Standard & Poor's, Barclay's, Morgan Stanley Capital International and Frank Russell Company, as well as data prepared by Lipper and Morningstar, Inc., widely recognized independent services which monitor the performance of mutual funds, and the Consumer Price Index. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions & Investments, and USA Today. In addition to performance information, general information about a Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

      From time to time, the Funds (or the Adviser) may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement these discussions; (4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Funds; (6) descriptions or comparisons of various savings and investment policies (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products
(including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations. The Funds may also include calculations, such as hypothetical compounding examples which describe hypothetical investment results in such communications. These performance examples will be based on an expressed set of assumptions and are not indicative of the performance of the Funds.

      Morningstar, Inc. rates mutual funds on a one- to five-star rating scale with five stars representing the highest rating. Such ratings are based on a fund's historical risk/reward ratio as determined by Morningstar, Inc. relative to other funds in that fund's investment objective category or class. The one- to five-star ratings represent the following ratings by Morningstar, Inc., respectively: Lowest, Below Average, Neutral, Above Average and Highest.

                                   APPENDIX A

                                  THE RAM FUNDS
                   POLICIES AND PROCEDURES FOR VOTING PROXIES

      1. PURPOSE. The purpose of this memorandum is to describe the policies and procedures for voting proxies received from issuers whose securities are held by The RAM Funds (the "Trust"). These policies and procedures accompany the proxy policies and procedures adopted by Riazzi Asset Management, LLC (the "Adviser"), the investment adviser to each series of the Trust (individually, a "Fund," collectively, the "Funds").

      2.    DEFINITIONS

            (a) PROXY. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter. Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management's policies or strategies.

            (b) PROXY MANAGER. Proxy manager, as used herein, refers to the individual, individuals or committee of individuals appointed by the Adviser to the Fund as being responsible for supervising and implementing these Policies and Procedures.

      3. POLICY FOR VOTING PROXIES RELATED TO EXCHANGE TRADED FUNDS AND OTHER INVESTMENT COMPANIES. Pursuant to Section 12(d)(1)(E)(iii) of the Investment Company Act of 1940, all proxies from Exchange Traded Funds ("ETFs") or other Investment Companies voted by a Fund, registered in the name of the Fund, will have the following voting instructions typed on the proxy form: "Vote these shares in the same proportion as the vote of all other holders of such shares. Each Fund is a "registered investment company."

      4.    POLICY FOR VOTING PROXIES RELATED TO OTHER PORTFOLIO SECURITIES.

            (a) FIDUCIARY CONSIDERATIONS. Proxies with respect to securities other than ETFs or other investment companies are voted solely in the interests of the shareholders of the Fund. Any conflict of interest must be resolved in the way that will most benefit the shareholders.

            (b) MANAGEMENT RECOMMENDATIONS. Since the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should be given substantial weight. The vote with respect to most issues presented in proxy statements should be cast in accordance with the position of the company's management, unless it is determined that supporting management's position would adversely affect the investment merits of owning the stock.

However, each issue should be considered on its own merits, and the position of the company's management should not be supported in any situation where it is found not to be in the best interests of the Fund's shareholders.

      5. CONFLICTS OF INTEREST. The Funds and the Adviser recognize that under certain circumstances the Adviser may have a conflict of interest in voting proxies on behalf of a Fund. Such circumstances may include, but are not limited to, situations where the Adviser or one or more of its affiliates, including officers, directors or employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and to bring conflicts of interest of which they become aware to the attention of the proxy manager. With respect to securities other than ETFs or other investment companies, the Adviser shall not vote proxies relating to such issuers on behalf of a Fund until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been determined in the manner described below. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser's decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the proxy manager determines that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to the Committee of Independent Trustees of the Trust and the Adviser shall follow the instructions of the Committee of Independent Trustees or (ii) the Adviser shall vote the issue in question based upon the recommendation of an independent third party under a contractual arrangement approved by the Committee of Independent Trustees. The proxy manager shall keep a record of all materiality decisions and report them to the Committee of Independent Trustees on a quarterly basis.

      6. ROUTINE PROPOSALS. Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) with respect to securities other than ETFs or other investment companies should generally be voted in favor of management.

      7. PROXY MANAGER APPROVAL. Votes on non-routine matters and votes against a management's recommendations with respect to securities other than ETFs or other investment companies are subject to approval by the proxy manager.

      8. PROXY VOTING PROCEDURES. Proxy voting will be conducted in compliance with the policies and practices described in this memorandum and is subject to the proxy manager's supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Records should be maintained regarding the voting of proxies under these Policies and Procedures.

      9. REPORT TO THE BOARD. On an annual basis, the proxy manager or his designee will report in writing to the Trust's Board of Trustees on the general manner in which proxy proposals relating to anti-takeover, social and political issues were voted, as well as proposals that were voted in opposition to management's recommendations.

      10. FORM N-PX. A record of each proxy vote will be entered on Form N-PX. A copy of each Form N-PX will be signed by the Chief Executive Officer of the Trust and the Adviser. The Form is to be filed by August 31 each year. Each reporting period covered by the Form N-PX runs from July 1 to June 30. The Trust will disclose in its annual and semi-annual reports to shareholders and in its registration statement (in the SAI) filed with the SEC on or after August 31 that the Fund's proxy voting record for the most recent twelve-month period ended June 30 is available without charge upon request by calling 1-888-884-8099 or on the Fund's Website at www.theramfunds.com and is also available on the SEC's Website at www.sec.gov.

                                   APPENDIX B

                          RIAZZI ASSET MANAGEMENT, LLC
                       PROXY VOTING POLICIES & PROCEDURES

RULE 206(4)-6, PROXY VOTING

      Under rule 206(4)-6, it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of section 206(4) of the Act for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

WHEN IS RIAZZI ASSET MANAGEMENT, LLC SUBJECT TO THE RULE


      The rule will apply to the firm when the adviser's voting authority is assigned in writing by the client. The rule does not apply, however, in instances where the firm provides clients with advice about voting proxies but does not have authority to vote the proxies.

POLICIES AND PROCEDURES

      Riazzi Asset Management, LLC has established policies and procedures, specifically for voting proxies. First and foremost, all proxy voting must be carried out with the best interests of the firm's clients in mind.

VOTING CLIENT PROXIES

      If a client account is subject to the Employee Retirement Security Act of 1974 ("ERISA") decisions on voting of proxies for the securities in the portfolio will be made by Riazzi Asset Management, LLC unless specifically reserved to the trustee of the client's account or a named fiduciary of the client's account.

      If the account is a discretionary non-ERISA account, decisions on voting of proxies will be made by Riazzi Asset Management, LLC unless the client specifically directs otherwise.

      Riazzi Asset Management, LLC will designate authorized persons from time to time who will have the authority to sign.

      The designated person will always vote proxies in the best ECONOMIC interest of the client. However, the designated person can consider other factors by agreement with the client or to comply with statutory requirements.

      Riazzi Asset Management, LLC has informed any ERISA plan sponsors and its trustees, bank custodians, and broker-dealer custodians of the requirement that all proxies be forwarded to the firm. Riazzi Asset Management, LLC makes periodic reviews during the proxy season, including follow-up letters and phone calls if necessary. The firm will determine whether or not it is in the client's best interest to refrain from voting a proxy, such as when it is determined that the cost of voting the proxy exceeds the expected benefit to the client.

RESOLVING CONFLICTS OF INTEREST

      From time to time, the Advisor may have a conflict of interest in voting proxies. In these instances, it is Riazzi Asset Management, LLC's policy to disclose any conflicts of interest to the client and obtain their feedback and consent before voting. If consent is not granted, Riazzi Asset Management, LLC will abstain from voting and notify the client first verbally and then in writing. The firm will maintain a record of this written notification.

CLIENT DISCLOSURES

      Upon request, either written or verbal, Riazzi Asset Management, LLC must disclose to clients the actual proxy votes cast on the client's behalf. The firm will disseminate this information in hard copy, either via email (.pdf format), fax, or mail.

      Upon request, either written or verbal, Riazzi Asset Management, LLC must provide clients with a copy of these policies and procedures, either via email (.pdf format), fax, or mail.

RULE 204-2, RECORDKEEPING

      All proxy-related records must be maintained for five years, at the principal place of business for at least the first two and optionally at an off-site storage facility for the remaining three years. The following documents must and will be retained by Riazzi Asset Management, LLC: (i) proxy voting policies and procedures; (ii) proxy statements received regarding client securities; (iii) records of votes cast on behalf of clients; (iv) records of client requests for proxy voting information and Riazzi Asset Management, LLC's response (including written notification of a conflict of interest and subsequent recourse), and (v) any documents prepared by Riazzi Asset Management, LLC that were material to making a decision how to vote, or that memorialized the basis for the decision.

             ACKNOWLEDGE RECEIPT PROXY VOTING POLICIES & PROCEDURES

      By signing below, I acknowledge that I received the Riazzi Asset Management, LLC Proxy Voting Policies & Procedures, which include, among other topics, policies regarding the means by which I must participate in handling client proxy voting.


--------------------------------------------------------------------------------
Employee Name Printed



--------------------------------------------------------------------------------
Employee Signature                                                  Date

PART C.     OTHER INFORMATION
            -----------------

Item 23.    EXHIBITS
--------    --------

    (a) Agreement and Declaration of Trust -- Incorporated by reference to Registrant's initial registration statement filed on January 8, 2008 on Form N-1A

    (b)     Bylaws  --  Incorporated   by  reference  to  Registrant's   initial
            registration statement filed on January 8, 2008 on Form N-1A

    (c) Incorporated by reference to Agreement and Declaration of Trust and Bylaws

    (d)(i) Investment Advisory Agreement with Riazzi Asset Management LLC on behalf of the RAM Small/Mid Cap Fund -- Filed herewith

       (ii) Investment Advisory Agreement with Riazzi Asset Management LLC on behalf of the RAM Small Cap Fund -- Filed herewith

    (e) Distribution Agreement with Ultimus Fund Distributors, LLC -- Filed herewith

    (f)     Inapplicable

    (g)(i)  Custody Agreement with U.S. Bank, N.A. -- Filed herewith

       (ii) First Amendment to the Custody Agreement with U.S. Bank, N.A. -- Filed herewith

    (h)(i) Expense Limitation Agreement with Riazzi Asset Management LLC -- Filed herewith

       (ii) Administration Agreement with Ultimus Fund Solutions, LLC -- Filed herewith

       (iii)Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC -- Filed herewith

       (iv) Fund Accounting Agreement with Ultimus Fund Solutions, LLC -- Filed herewith

    (i)     Legal Opinion -- Filed herewith

    (j)     Inapplicable

    (k)     Inapplicable

    (l)     Initial Capital Agreement -- Filed herewith

    (m)(i) Plan of Distribution Pursuant to Rule 12b-1 for Class A Shares -- Filed herewith

      (ii) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class C Shares - Filed herewith

    (n)     Rule 18f-3 Plan - Filed herewith

    (o)     Reserved

    (p)(i) Code of Ethics of the Registrant -- Incorporated by reference to Registrant's initial registration statement filed on January 8, 2008 on Form N-1A

      (ii)  Code of Ethics of Riazzi Asset  Management  LLC --  Incorporated  by
            reference   to   Registrant's   pre-effective   amendment   to   its
            registration statement filed on March 18, 2008 on Form N-1A

      (iii) Code of Ethics of Ultimus Fund Distributors,  LLC -- Incorporated by
            reference   to   Registrant's   pre-effective   amendment   to   its
            registration statement filed on March 18, 2008 on Form N-1A

    (Other) Powers of Attorney -- Incorporated by reference to Registrant's pre-effective amendment to its registration statement filed on March 18, 2008 on Form N-1A

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
--------    -------------------------------------------------------------

      No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.    INDEMNIFICATION
--------    ---------------

      Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

            "SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC.

            Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered
            Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

            SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

            SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person my be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

      The Investment Advisory Agreements with Riazzi Asset Management LLC (the "Adviser") provide that the Adviser shall not be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to a Fund or to its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder.

      The Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor") provides that the Distributor, its directors, officers, employees, shareholders and control persons shall not be liable for any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys' fees) reasonably incurred by any of them in connection with the matters to which the Agreement relates, except a loss resulting from the failure of Distributor or any such other person to comply with applicable law or the terms of the Agreement, or from willful misfeasance, bad faith or negligence, including clerical errors and mechanical failures, on the part of any of such persons in the performance of Distributor's duties or from the reckless disregard by any of such persons of Distributor's obligations and duties under the Agreement.

      The Distribution Agreement with the Distributor further also provides that the Distributor agrees to indemnify and hold harmless the Trust and each person who has been, is, or may hereafter be a Trustee, officer, employee, shareholder or control person of the Trust against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys' fees) reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon (i) any untrue statement or alleged untrue statement of a material fact, or the omission or alleged omission to state a material fact necessary to make the statements not misleading, on the part of Distributor or any agent or employee of Distributor or any other person for whose acts Distributor is responsible, unless such statement or omission was made in reliance upon written information furnished by the Trust; (ii) Distributor's failure to exercise reasonable care and diligence with respect to its services, if any, rendered in connection with investment, reinvestment, automatic withdrawal and other plans for Shares; and (iii) Distributor's failure to comply with applicable laws and the Rules of FINRA.

      The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy shall provide coverage to the Registrant, its Trustees and officers and the Adviser. Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
--------    --------------------------------------------------------

      (a) The Adviser has been registered as an investment adviser since 2007. The Adviser provides investment advisory services to individuals, corporations and charitable organizations and manages approximately $140 million in assets.

      (b) The directors and officers of the Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years for his or her own account or in the capacity of director, officer, partner or trustee:

            (i) John C. Riazzi, President and Chief Compliance Officer of the Adviser. From June 2001 until June 2007, he was a Principal and Managing Director of Transamerica Investment Management, LLC and a co-portfolio manager of the TA IDEX Transamerica Value Balanced Fund.

            (ii) Michelle E. Stevens, CFA, is Principal and Chief Investment Officer of the Adviser. From 2001 until September 2008, she was Principal, Portfolio Manager and Value Equity Chief Investment Officer at Transamerica Investment Management, LLC and the lead portfolio manager of the Transamerica Small/Mid Cap Value Fund, the Transamerica Premier Institutional Small Cap Value Fund and the Transamerica Value Balanced Fund (Equity).

Item 27.    PRINCIPAL UNDERWRITERS
--------    ----------------------

      (a) Ultimus Fund Distributors, LLC (the Distributor") also acts as the principal underwriter for Hussman Investment Trust, Williamsburg Investment Trust, The Oak Value Trust, Profit Funds Investment Trust, TFS Capital Investment Trust, Veracity Funds, Schwartz Investment Trust, The GKM Funds, Cutler Trust, The Berwyn Funds, The Destination Funds, Surgeons Diversified Investment Fund, CM Advisers Family of Funds, Monteagle Funds, The Piedmont Investment Trust, PMFM Investment Trust, Gardner Lewis Investment Trust and The AlphaMark Investment Trust, other open-end investment companies.

                                    Position with           Position with
      (b)   Name                    Distributor             Registrant
            ------------------      -------------------     --------------------
            Robert G. Dorsey        President/Managing      Vice President
                                    Director

            John F. Splain          Secretary/Managing      Secretary
                                    Director

            Mark J. Seger           Treasurer/Managing      Treasurer
                                    Director

            Tina H. Bloom           Vice President          Assistant Secretary

            Theresa M. Bridge       Vice President          Assistant Treasurer

            Craig J. Hunt           Vice President          Assistant Vice
                                                            President

            Julie Schmuelling       Vice President          Assistant
                                                            Treasurer

            Wade R. Bridge          Vice President          None

            Jeffrey Moeller         Vice President          None

            Steven F. Nienhaus      Vice President          None

      The address of all of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

      (c)   Inapplicable

Item 28.    LOCATION OF ACCOUNTS AND RECORDS
--------    --------------------------------

      Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at the principal executive offices of its administrator, Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. Certain records, including records relating to the possession of Registrant's securities, may be maintained at the offices of Registrant's custodian.

Item 29.    MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B
--------    -------------------------------------------------

            Inapplicable

Item 30.    UNDERTAKINGS
--------    ------------

            Inapplicable

                                   SIGNATURES
                                   ----------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Dayton and State of Ohio, on the 16th day of March, 2009.


                                          THE RAM FUNDS

                                          By:  /s/ John C. Riazzi
                                               --------------------------
                                               John C. Riazzi
                                               President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                      Title                       Date

/s/ John C. Riazzi             Trustee and President       March 16, 2009
------------------------
John C. Riazzi


/s/ Mark J. Seger              Treasurer, Chief            March 16, 2009
------------------------       Financial Officer
Mark J. Seger


         *                     Trustee
------------------------
John R. Kenney


         *                     Trustee
------------------------
James H. Miller, III
                                                           By: /s/ Tina H. Bloom
                                                               -----------------
                                                               Tina H. Bloom
                                                               Attorney-in-fact*
                                                               March 16, 2009

                                INDEX TO EXHIBITS
                                -----------------

23(d)(i) Investment Advisory Agreement with Riazzi Asset Management LLC on behalf of the RAM Small/Mid Cap Fund

23(d)(ii)   Investment  Advisory  Agreement with Riazzi Asset  Management LLC on behalf of the RAM Small Cap Fund

23(e)       Distribution Agreement with Ultimus Fund Distributors, LLC

23(g)(i)    Custody Agreement with U.S. Bank, N.A.

23(g)(ii)   First Amendment to the Custody Agreement with U.S. Bank, N.A.

23(h)(i)    Expense Limitation Agreement with Riazzi Asset Management LLC

23(h)(ii)   Administration Agreement with Ultimus Fund Solutions, LLC

23(h)(iii)  Transfer Agent and Shareholder  Services Agreement with Ultimus Fund
            Solutions, LLC

23(h)(iv)   Fund Accounting Agreement with Ultimus Fund Solutions, LLC

23(i)       Legal Opinion

23(l)       Initial Capital Agreement

23(m)(i)    Plan of Distribution Pursuant to Rule 12b-1 for Class A Shares

23(m)(ii)   Form  of  Plan  of  Distribution  Pursuant to Rule 12b-1 for Class C
            Shares

23(n)       Rule 18f-3 Plan